UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic Income Fund
Class A / COSIX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 96	0.94%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	5.22	2.66	3.68
Class A (including sales charges)	0.24	1.68	3.18
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Derivative
Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Income Fund | Class A

|

ASR232_01_(10/25)

Columbia Strategic Income Fund
Class C / CLSCX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 172	1.69%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.41	1.89	2.91
Class C (including sales charges)	3.41	1.89	2.91
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Derivative
Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Income Fund | Class C

|

ASR232_04_(10/25)

Columbia Strategic Income Fund
Institutional Class / LSIZX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 71	0.69%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	5.46	2.92	3.95
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represent
ed as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee •
May
Lose Value
Columbia Strategic Income Fund | Institutional Class

|

ASR232_08_(10/25)

Columbia Strategic Income Fund
Institutional 2 Class / CTIVX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 67	0.65%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.49	2.97	3.99
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Income Fund | Institutional 2 Class

|

ASR232_15_(10/25)

Columbia Strategic Income Fund
Institutional 3 Class / CPHUX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	0.60%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	5.57	3.02	4.03
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Income Fund | Institutional 3 Class

|

ASR232_17_(10/25)

Columbia Strategic Income Fund
Class R / CSNRX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 122	1.19%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	4.92	2.42	3.41
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Income Fund | Class R

|

ASR232_12_(10/25)

Columbia Strategic Income Fund
Class S / LSIDX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of October 2, 2024 to August 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 64 (a)	0.69% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Duration
| Duration and curve positioning added materially to Fund performance during the annual period as Treasury yields from 3 months to 5 years in maturity dropped while maturities 7 years and longer saw yields rise. Although the Fund held less overall duration than the benchmark, it held more duration in the short-to-intermediate part of the curve and less duration in the longer portion of the curve, benefiting Fund performance relative to the benchmark.
Sector Allocations
| Positive contributions to the Fund’s performance were driven by out-of-benchmark exposure to high-yield corporates, non-agency mortgage-backed securities, floating rate bank loans and emerging market debt securities.
Security Selection
| Security selection was also a positive contributor to performance, with contributions coming from asset-backed securities, investment-grade corporates, commercial mortgage-backed securities, and agency residential mortgages.
Top Performance Detractors
Sector Allocations

I

While overall sector allocation contributed to performance, negative Fund performance came from an underweight to investment-grade corporates.
Security Selection
| While overall security selection contributed to performance, detractors in security selection came from emerging market debt securities.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	5.41	2.70	3.70
Bloomberg U.S. Aggregate Bond Index	3.14	(0.68)	1.80
ICE BofA US Cash Pay High Yield Constrained Index	8.14	5.13	5.70
FTSE Non-U.S. World Government Bond (All Maturities) Index – Unhedged	2.79	(4.39)	(0.22)
JPMorgan Emerging Markets Bond Index - Global	7.96	1.55	3.80
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key
Fund
Statistics
Fund net assets	$ 5,913,125,036
Total number of portfolio holdings	1,324
Management services fees (represents 0.55% of Fund average net assets)	$ 31,610,936
Portfolio turnover for the reporting period	232%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	50%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Credit Risk	1.4%
Interest Rate Risk	128.1%
Short
Credit Risk	0.7%
Foreign Exchange Risk	0.8%
Interest Rate Risk	139.3%
Asset Categories

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic Income Fund | Class S

|

ASR232_16_(10/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Audit fees (a)	54,065	52,505	0	0
Audit-related fees (b)	0	2,500	0	0
Tax fees (c)	28,022	14,710	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic Income Fund
Annual Financial Statements and Additional Information
August 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Income Fund | 2025

Portfolio of Investments
August 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	6,405,575	6,422,909
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	3,424,200	3,449,385
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	25,450,000	25,461,269
Series 2023-B Class A
09/15/2028	6.820%	15,000,000	15,006,642
Series 2024-A Class A
02/15/2029	5.610%	15,000,000	15,085,034
Series 2024-X2 Class B
12/17/2029	5.330%	7,750,000	7,771,364
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,328,661
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.398%	14,601,366	14,608,506
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	5.537%	7,098,825	7,095,893
ASP WHCO Participation LP(a),(b),(c),(d)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	33,850,000	33,850,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.406%	5,331,394	5,331,410
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	11.081%	8,600,000	8,256,679
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	11.087%	11,450,000	11,081,104
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barings CLO Ltd.(a),(b)
Series 2021-2A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.829%	8,350,000	8,355,695
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2015-5RRR Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 01/20/2032	5.426%	18,059,261	18,091,605
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	2,934,196	2,936,803
Carvana Auto Receivables Trust
Series 2024-P3 Class A2
11/10/2027	4.610%	3,376,665	3,376,980
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	585,055	585,335
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.549%	4,278,992	4,284,739
EDGEX Issuer Trust(a),(e)
Series 2025-1NN Class CERT
01/15/2031	0.000%	5,500,000	5,379,184
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	19,345,704	19,444,150
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	10,809,249	10,822,002
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	11,345,875	11,503,066
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	11,697,707	11,723,215
Series 2025-2A Class A2
05/15/2030	5.180%	11,750,000	11,787,736
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	5.622%	17,900,000	17,954,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.876%	12,200,000	12,209,162
MPOWER Education Trust(a)
Series 2025-A Class A
07/21/2042	6.620%	6,733,012	6,919,256
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	1,881,297	1,886,044
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	2,583,999	2,592,135
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.762% Floor 6.500% 07/20/2034	11.087%	9,700,000	9,714,075
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% Floor 0.960% 04/16/2031	5.539%	4,205,385	4,206,268
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	10,328,178	10,382,928
Series 2025-1 Class B
07/15/2032	5.628%	8,399,283	8,442,581
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	11,489,252	11,586,682
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	14,558,386	14,634,810
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	10,054,609	10,169,192
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	9,127,825	9,249,225
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	6,988,050	7,052,401
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	9,103,203	9,137,820
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	11,386,662	11,408,273
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	8,765,608	8,786,147
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	12,268,261	12,268,487
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	8,042,452	8,138,509
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	8,730,852	8,834,524
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	5,725,447	5,787,519
Series 2023-8 Class A
06/16/2031	7.299%	4,292,922	4,355,160
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	5,981,967	5,998,364
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	10,798,853	10,837,478
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	10,564,549	10,679,463
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	8,005,442	8,073,563
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	9,556,966	9,627,645
Series 2024-3A Class A
03/25/2033	5.281%	13,075,249	13,147,050
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	7,420,872	7,503,119
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	1,032,114	1,033,443
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	3,285,920	3,287,303
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	184,672	184,797
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	7,428,818	7,437,286
Total Asset-Backed Securities — Non-Agency (Cost $540,026,484)			541,564,455

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	4,891,325
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	8,661,049
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	11,500,000	287,867
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.628%	4,850,000	4,815,128
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month Term SOFR + 1.822% Floor 1.650% 12/15/2034	6.186%	9,790,000	3,969,232
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $50,899,881)			22,624,601

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Services LLC(f)	11,272	225,440
Media 0.0%
iHeartMedia, Inc., Class A(f)	11,995	25,549
Total Communication Services		250,989
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(f)	6,584	209,964
Household Durables 0.0%
Serta Simmons Bedding LLC(f)	335	3,283
Total Consumer Discretionary		213,247
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(d),(f)	14,302	121,567
Southcross Energy Partners LLC(c),(d),(f)	14,393	0
Southcross Energy Partners LLC, Class A(c),(d),(f)	272,263	0
Total		121,567
Total Energy		121,567
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(f)	13,525	231,954
Total Health Care		231,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(d),(f)	383	3,015
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	21,121
Total Industrials		24,136
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(d),(f)	13,308	672
Software 0.0%
Avaya Holdings Corp.(f)	5,014	40,112
Avaya Holdings Corp.(f)	24,157	193,256
Total		233,368
Total Information Technology		234,040
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(d),(f)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,752,682)		1,075,934

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	7,372,000	7,106,608
Total Convertible Bonds (Cost $7,120,438)			7,106,608

Convertible Preferred Stocks —%
Issuer		Shares	Value ($)
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(c),(d)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $307,751)			0
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025

Corporate Bonds & Notes 38.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	801,442
10/01/2031	5.125%	2,729,000	2,666,996
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	1,286,000	1,324,762
03/15/2033	6.250%	1,284,000	1,327,893
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,851,921
02/15/2031	1.900%	10,330,000	9,082,785
Boeing Co. (The)
08/01/2059	3.950%	9,400,000	6,481,212
Bombardier, Inc.(a)
04/15/2027	7.875%	227,000	228,061
07/01/2031	7.250%	1,262,000	1,330,425
06/01/2032	7.000%	1,269,000	1,327,031
Northrop Grumman Corp.
02/01/2027	3.200%	3,252,000	3,211,652
Raytheon Technologies Corp.
03/15/2027	3.500%	10,382,000	10,289,987
03/15/2032	2.375%	7,376,000	6,456,770
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	963,000	1,019,936
11/15/2030	9.750%	1,961,000	2,161,192
TransDigm, Inc.(a)
08/15/2028	6.750%	3,191,000	3,260,453
03/01/2029	6.375%	4,365,000	4,471,065
03/01/2032	6.625%	5,006,000	5,157,643
01/15/2033	6.000%	1,743,000	1,762,550
05/31/2033	6.375%	5,613,000	5,691,154
01/31/2034	6.250%	738,000	757,289
01/31/2034	6.750%	3,653,000	3,771,556
Total			76,433,775
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,173,382
American Airlines, Inc.(a)
05/15/2029	8.500%	4,343,000	4,551,858
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	3,155,274	3,155,975
04/20/2029	5.750%	4,254,465	4,279,221
Total			14,160,436
Automotive 0.6%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,920,000	1,925,200
10/01/2029	5.000%	1,427,000	1,348,694
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,645,917
02/15/2030	6.750%	2,287,000	2,370,306
Ford Motor Credit Co. LLC
06/10/2026	6.950%	1,957,000	1,982,378
08/17/2027	4.125%	4,839,000	4,748,059
IHO Verwaltungs GmbH(a),(g)
11/15/2030	7.750%	1,893,000	1,967,249
11/15/2032	8.000%	4,605,000	4,807,981
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	1,322,000	1,384,851
07/17/2035	8.125%	3,869,000	4,091,437
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,909,000	1,895,979
04/23/2032	6.875%	5,872,000	5,626,591
Total			34,794,642
Banking 3.8%
Ally Financial, Inc.(h)
Subordinated
01/17/2040	6.646%	1,321,000	1,312,825
Bank of America Corp.(h)
10/24/2031	1.922%	36,468,000	32,199,113
07/21/2032	2.299%	21,970,000	19,383,330
10/20/2032	2.572%	32,627,000	29,114,342
Subordinated
09/21/2036	2.482%	991,000	856,656
Citigroup, Inc.(h)
06/03/2031	2.572%	5,587,000	5,129,158
01/25/2033	3.057%	21,931,000	19,803,293
Goldman Sachs Group, Inc. (The)(h)
04/23/2031	5.218%	26,716,000	27,583,871
HSBC Holdings PLC(h)
05/13/2031	5.240%	9,529,000	9,793,251
05/24/2032	2.804%	7,196,000	6,495,658
JPMorgan Chase & Co.(h)
10/22/2030	4.603%	409,000	413,358
01/24/2031	5.140%	1,622,000	1,672,435
04/22/2031	5.103%	492,000	507,534
11/08/2032	2.545%	27,830,000	24,811,492
Morgan Stanley(h)
10/18/2030	4.654%	1,000	1,010
04/17/2031	5.192%	2,615,000	2,696,242
Subordinated
09/16/2036	2.484%	11,675,000	10,113,212
Morgan Stanley Private Bank NA(h)
07/18/2031	4.734%	17,633,000	17,883,356
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada(h)
10/18/2030	4.650%	4,756,000	4,799,663
02/04/2031	5.153%	2,713,000	2,793,609
08/06/2031	4.696%	2,250,000	2,272,202
Wells Fargo & Co.(h)
04/23/2031	5.150%	4,249,000	4,376,949
Total			224,012,559
Brokerage/Asset Managers/Exchanges 0.6%
AG Issuer LLC(a)
03/01/2028	6.250%	2,310,000	2,314,760
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	4,894,000	5,015,660
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,518,000	3,842,329
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	5,532,000	5,557,891
Focus Financial Partners LLC(a)
09/15/2031	6.750%	3,152,000	3,259,133
Hightower Holding LLC(a)
04/15/2029	6.750%	3,317,000	3,307,111
01/31/2030	9.125%	3,291,000	3,533,815
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	2,848,000	2,901,653
08/01/2033	8.000%	3,601,000	3,649,939
Total			33,382,291
Building Materials 0.7%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	1,504,000	1,551,905
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,433,487
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	695,000	702,439
LBM Acquisition LLC(a)
06/15/2031	9.500%	2,632,000	2,758,018
Masterbrand, Inc.(a)
07/15/2032	7.000%	584,000	605,812
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	8,152,000	8,406,560
03/01/2033	6.750%	7,282,000	7,543,965
QXO Building Products, Inc.(a)
04/30/2032	6.750%	3,088,000	3,200,092
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	803,276
08/01/2033	6.250%	1,750,000	1,786,941
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	4,013,796
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Buyer LLC(a)
10/15/2028	6.875%	7,719,000	7,718,139
Total			41,524,430
Cable and Satellite 1.8%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	8,920,000	8,876,479
02/01/2028	5.000%	2,663,000	2,642,259
03/01/2030	4.750%	5,677,000	5,460,688
08/15/2030	4.500%	4,986,000	4,717,200
02/01/2031	4.250%	2,916,000	2,690,882
03/01/2031	7.375%	1,145,000	1,187,773
02/01/2032	4.750%	5,851,000	5,427,482
01/15/2034	4.250%	4,397,000	3,818,583
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	552,000	504,970
Comcast Corp.
03/01/2026	3.150%	5,831,000	5,795,918
CSC Holdings LLC(a)
01/31/2029	11.750%	5,208,000	4,779,743
02/01/2029	6.500%	1,751,000	1,378,922
01/15/2030	5.750%	2,329,000	1,092,752
12/01/2030	4.125%	3,543,000	2,331,575
12/01/2030	4.625%	5,013,000	2,200,107
02/15/2031	3.375%	757,000	484,374
DISH DBS Corp.
07/01/2028	7.375%	720,000	651,665
06/01/2029	5.125%	1,152,000	949,870
DISH DBS Corp.(a)
12/01/2028	5.750%	2,930,000	2,755,353
DISH Network Corp.(a)
11/15/2027	11.750%	8,723,000	9,226,464
EchoStar Corp.
11/30/2029	10.750%	6,258,642	6,737,357
EchoStar Corp.(g)
11/30/2030	6.750%	4,145,697	4,077,236
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,496,599
08/01/2027	5.000%	5,091,000	5,069,925
07/15/2028	4.000%	2,580,000	2,493,013
07/01/2029	5.500%	1,278,000	1,278,455
07/01/2030	4.125%	2,187,000	2,034,484
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,454,000	3,158,203
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,138,398
VZ Secured Financing BV(a)
01/15/2032	5.000%	6,068,000	5,382,533
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	2,487,000	2,193,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	2,474,000	2,321,085
Total			106,353,648
Chemicals 1.7%
Ashland LLC(a)
09/01/2031	3.375%	5,270,000	4,690,984
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,698,783
11/01/2031	6.250%	1,268,000	1,292,040
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	1,833,000	1,928,508
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	1,169,000	1,105,743
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,867,000	1,861,555
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	500,000	389,450
01/31/2030	4.500%	7,000,000	4,937,644
Celanese US Holdings LLC
04/15/2030	6.500%	673,000	679,929
07/15/2032	6.879%	855,000	884,010
04/15/2033	6.750%	4,660,000	4,692,193
11/15/2033	7.200%	2,415,000	2,509,352
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	1,818,000	1,851,342
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,322,199
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,330,311
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,124,000	2,682,376
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	1,575,000	1,582,042
INEOS Finance PLC(a)
04/15/2029	7.500%	5,929,000	5,940,597
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	7,315,000	7,358,547
Ingevity Corp.(a)
11/01/2028	3.875%	1,799,000	1,726,416
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	4,204,550	4,183,527
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	4,419,000	4,376,167
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,878,567
11/15/2028	9.750%	5,408,000	5,671,388
10/01/2029	6.250%	3,507,000	3,423,243
06/15/2031	7.250%	3,919,000	4,009,995
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	1,621,000	1,648,179
08/15/2033	6.250%	1,300,000	1,343,803
SPCM SA(a)
03/15/2027	3.125%	1,001,000	972,107
Tronox, Inc.(a)
03/15/2029	4.625%	2,701,000	1,992,132
WR Grace Holdings LLC(a)
06/15/2027	4.875%	2,542,000	2,522,073
08/15/2029	5.625%	7,752,000	7,242,632
03/01/2031	7.375%	2,144,000	2,184,889
08/15/2032	6.625%	5,789,000	5,774,206
Total			102,686,929
Construction Machinery 0.4%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	5,268,000	5,295,700
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,295,000	1,293,576
06/15/2030	7.000%	2,402,000	2,499,796
06/15/2033	7.250%	7,283,000	7,637,658
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,578,049
03/15/2031	7.750%	611,000	642,042
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	856,725
01/15/2032	3.750%	997,000	918,985
Total			21,722,531
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,489,000	2,420,468
12/01/2028	6.125%	7,511,000	7,283,238
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,980,378
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,528,000	1,379,804
Match Group, Inc.(a)
06/01/2028	4.625%	5,557,000	5,470,820
Total			18,534,708
Consumer Products 0.3%
Acushnet Co.(a)
10/15/2028	7.375%	1,500,000	1,563,967
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	6,454,000	4,910,978
Newell Brands, Inc.(a)
06/01/2028	8.500%	360,000	380,505
Newell Brands, Inc.
05/15/2030	6.375%	2,454,000	2,422,580
05/15/2032	6.625%	3,349,000	3,279,243
Opal Bidco SAS(a)
03/31/2032	6.500%	2,700,000	2,747,373
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,705,744
Whirlpool Corp.
06/15/2030	6.125%	569,000	576,248
06/15/2033	6.500%	593,000	596,477
Total			18,183,115
Diversified Manufacturing 0.8%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	554,000	568,459
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	15,236,256
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,418,767
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	7,652,000	7,861,012
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,579,519
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,185,617
Gates Corp. (The)(a)
07/01/2029	6.875%	1,888,000	1,963,548
Madison IAQ LLC(a)
06/30/2029	5.875%	4,084,000	4,038,783
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,879,556
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,592,825
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	1,163,000	1,205,540
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,478,352
03/15/2029	6.375%	2,103,000	2,167,550
03/15/2032	6.625%	2,702,000	2,809,838
Total			47,985,622
Electric 1.7%
AEP Texas, Inc.
01/15/2050	3.450%	4,245,000	2,867,172
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,474,041
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,603,000	2,633,835
Calpine Corp.(a)
02/15/2028	4.500%	2,035,000	2,016,266
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	910,000	899,503
02/15/2031	3.750%	4,205,000	3,867,729
01/15/2032	3.750%	3,452,000	3,105,129
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,595,313
Edison International
11/15/2028	5.250%	7,553,000	7,630,454
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,328,161
Long Ridge Energy LLC(a)
02/15/2032	8.750%	2,970,000	3,075,449
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	603,000	593,564
09/15/2027	4.500%	5,544,000	5,438,633
01/15/2029	7.250%	4,566,000	4,664,555
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,254,564
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,165,507
06/15/2029	5.250%	2,719,000	2,709,823
07/15/2029	5.750%	1,030,000	1,033,067
02/15/2032	3.875%	3,750,000	3,450,891
02/01/2033	6.000%	1,981,000	2,009,655
11/01/2034	6.250%	2,574,000	2,639,870
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,005,000	6,624,518
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,390,000	1,354,482
PG&E Corp.
07/01/2028	5.000%	1,596,000	1,578,330
PG&E Corp.(h)
03/15/2055	7.375%	1,919,000	1,903,726
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,334,000	1,322,342
01/15/2030	4.750%	5,930,000	5,718,209
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	2,613,000	2,614,630
02/15/2027	5.625%	3,311,000	3,309,945
07/31/2027	5.000%	1,280,000	1,277,190
05/01/2029	4.375%	1,350,000	1,320,290
10/15/2031	7.750%	3,834,000	4,074,567
04/15/2032	6.875%	1,408,000	1,476,875
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	2,256,000	2,360,351
03/15/2033	8.625%	3,776,000	3,992,004
Total			101,380,640
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	2,000,000	1,949,426
01/15/2031	6.750%	3,195,000	3,338,653
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	3,201,000	3,345,741
Total			8,633,820
Finance Companies 1.1%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,854,829
04/15/2029	6.875%	1,579,000	1,635,003
03/15/2030	5.875%	2,325,000	2,354,338
goeasy Ltd.(a)
12/01/2028	9.250%	225,000	236,789
07/01/2029	7.625%	766,000	793,099
Navient Corp.
03/15/2027	5.000%	2,610,000	2,591,476
03/15/2029	5.500%	1,093,000	1,079,889
03/15/2031	11.500%	1,757,000	1,986,282
08/01/2033	5.625%	3,225,000	2,943,192
OneMain Finance Corp.
05/15/2029	6.625%	3,362,000	3,461,010
03/15/2030	7.875%	2,502,000	2,647,863
09/15/2030	4.000%	1,882,000	1,740,289
05/15/2031	7.500%	1,847,000	1,936,602
11/15/2031	7.125%	817,000	848,857
03/15/2032	6.750%	1,330,000	1,362,286
09/15/2032	7.125%	2,736,000	2,848,284
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	7,274,000	7,639,399
Rocket Cos, Inc.(a)
08/01/2030	6.125%	1,432,000	1,473,610
08/01/2033	6.375%	1,826,000	1,894,885
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,563,220
10/15/2033	4.000%	11,040,000	9,963,279
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	167,398
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	1,435,000	1,433,206
06/15/2027	5.750%	2,863,000	2,858,363
04/15/2029	5.500%	3,544,000	3,492,821
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UWM Holdings LLC(a)
02/01/2030	6.625%	3,760,000	3,820,367
Total			67,626,636
Food and Beverage 1.6%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,546,355
05/15/2048	5.300%	13,677,000	12,095,770
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	25,055,000	25,171,940
Chobani Holdco II LLC(a),(g)
10/01/2029	8.750%	4,998,042	5,385,669
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	2,923,000	3,050,768
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	4,056,744
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,838,810
General Mills, Inc.
01/30/2027	4.700%	4,450,000	4,478,522
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	887,540
01/31/2030	4.125%	2,124,000	2,037,159
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,843,000	5,899,201
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,171,137
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,240,798
09/15/2031	4.500%	6,210,000	5,791,830
02/15/2032	6.250%	1,824,000	1,874,110
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,257,000	3,273,027
04/30/2029	4.375%	3,350,000	3,235,657
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	4,138,000	3,971,215
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,606,513
02/15/2029	4.750%	967,000	952,840
06/01/2030	4.625%	3,348,000	3,264,171
01/15/2032	7.250%	1,450,000	1,521,328
Total			96,351,104
Gaming 0.7%
Boyd Gaming Corp.
12/01/2027	4.750%	1,974,000	1,962,268
Boyd Gaming Corp.(a)
06/15/2031	4.750%	1,622,000	1,561,794
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	2,332,000	2,413,099
02/15/2032	6.500%	4,045,000	4,147,308
10/15/2032	6.000%	1,927,000	1,890,253
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,152,635
05/01/2031	6.750%	1,149,000	1,180,667
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	344,322
MGM Resorts International
09/15/2029	6.125%	1,908,000	1,949,212
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	2,730,000	2,640,957
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	4,224,000	3,936,133
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	5,384,000	5,448,213
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	9,301,000	8,928,593
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,511,940
Voyager Parent LLC(a)
07/01/2032	9.250%	2,717,000	2,867,962
Total			43,935,356
Health Care 2.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,096,631
04/15/2029	5.000%	4,353,000	4,257,182
03/15/2033	7.375%	2,422,000	2,524,270
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,790,214
11/01/2029	3.875%	4,861,000	4,619,177
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,570,132
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	444,757
03/15/2029	3.750%	1,124,000	1,066,166
03/15/2031	4.000%	975,000	903,211
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	2,281,000	1,833,323
05/15/2030	5.250%	4,449,000	3,988,183
02/15/2031	4.750%	2,397,000	2,040,176
01/15/2032	10.875%	1,005,000	1,064,184
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	6,249,000	6,480,423
CVS Health Corp.
03/25/2038	4.780%	6,770,000	6,237,249
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita, Inc.(a)
07/15/2033	6.750%	2,036,000	2,107,825
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	18,980,000	19,563,611
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,224,218
09/01/2030	3.500%	26,539,000	25,305,415
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	489,429
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	822,516
05/15/2027	5.000%	1,864,000	1,858,530
05/15/2030	6.500%	993,000	1,030,097
06/01/2032	6.250%	3,389,000	3,495,319
LifePoint Health, Inc.(a)
10/15/2030	11.000%	3,358,000	3,701,698
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,131,000	2,190,693
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	2,870,000	2,757,688
10/01/2029	5.250%	6,635,000	6,571,714
Select Medical Corp.(a)
12/01/2032	6.250%	3,257,000	3,274,017
Star Parent, Inc.(a)
10/01/2030	9.000%	6,682,000	7,081,547
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	6,120,000	6,347,239
Tenet Healthcare Corp.
02/01/2027	6.250%	3,617,000	3,619,135
11/01/2027	5.125%	2,981,000	2,973,424
10/01/2028	6.125%	2,640,000	2,642,747
01/15/2030	4.375%	6,601,000	6,405,761
05/15/2031	6.750%	6,531,000	6,786,988
Total			153,164,889
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	26,231,000	23,192,847
UnitedHealth Group, Inc.
01/15/2031	4.650%	10,636,000	10,774,517
04/15/2054	5.375%	4,300,000	3,959,660
Total			37,927,024
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,195,831
04/01/2029	4.750%	805,000	784,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,311,998
Total			5,292,319
Independent Energy 1.3%
APA Corp.(a)
02/15/2055	6.750%	1,019,000	967,261
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,826,000	2,886,865
03/15/2032	7.375%	5,294,000	5,174,007
Civitas Resources, Inc.(a)
07/01/2028	8.375%	2,936,000	3,047,814
11/01/2030	8.625%	1,354,000	1,409,510
07/01/2031	8.750%	3,710,000	3,817,728
06/15/2033	9.625%	3,329,000	3,522,178
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,116,860
03/01/2032	7.250%	1,637,000	1,699,106
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,863,294
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,278,000	1,258,336
01/15/2030	5.875%	407,000	381,964
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,394,162
04/15/2032	6.250%	3,281,000	3,145,030
11/01/2033	8.375%	2,459,000	2,569,659
02/15/2035	7.250%	5,407,000	5,286,928
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,239,944
04/15/2032	6.500%	3,197,000	3,244,784
04/15/2033	6.250%	5,757,000	5,799,243
Occidental Petroleum Corp.
08/01/2027	5.000%	3,276,000	3,310,333
10/01/2054	6.050%	3,976,000	3,706,129
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,734,386
02/01/2033	6.250%	1,946,000	1,987,085
SM Energy Co.(a)
08/01/2029	6.750%	1,965,000	1,984,649
08/01/2032	7.000%	2,619,000	2,637,865
Total			76,185,120
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/17/2027	5.017%	16,270,000	16,604,218
Leisure 0.6%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	708,749
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
03/15/2030	5.750%	2,619,000	2,683,167
08/01/2032	5.750%	5,659,000	5,753,184
02/15/2033	6.125%	2,523,000	2,592,556
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	551,000	549,536
10/01/2028	6.500%	782,000	786,226
Cinemark USA, Inc.(a)
08/01/2032	7.000%	785,000	814,303
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	639,000	639,671
NCL Corp., Ltd.(a)
03/15/2026	5.875%	276,000	276,345
02/15/2027	5.875%	1,143,000	1,145,899
02/01/2032	6.750%	2,645,000	2,729,081
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	5,186,000	5,212,487
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,956,000	3,004,492
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,640,778
Viking Cruises Ltd.(a)
09/15/2027	5.875%	2,281,000	2,281,775
02/15/2029	7.000%	1,092,000	1,100,340
07/15/2031	9.125%	2,980,000	3,210,112
Total			35,128,701
Life Insurance 0.2%
Lincoln Financial Global Funding(a)
01/13/2030	5.300%	499,000	517,479
Met Tower Global Funding(a)
04/12/2029	5.250%	10,572,000	10,935,964
Total			11,453,443
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	3,490,000	3,184,091
04/01/2032	6.125%	3,156,000	3,247,503
09/15/2033	5.750%	1,545,000	1,558,700
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,353,000	1,259,423
01/15/2032	6.625%	3,880,000	3,956,752
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	3,075,000	3,067,445
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,910,167
Total			18,184,081
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,844,000	2,761,805
06/01/2029	7.500%	2,589,000	2,405,974
04/01/2030	7.875%	3,785,000	3,941,953
02/15/2031	7.125%	2,653,000	2,694,006
03/15/2033	7.500%	2,699,000	2,745,975
Gray Media, Inc.(a)
07/15/2032	9.625%	1,517,000	1,524,557
08/15/2033	7.250%	1,042,000	1,027,334
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,556,238
05/01/2030	10.875%	870,862	512,232
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,799,000	2,855,989
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	4,250,000	4,462,184
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,540,950
01/15/2029	4.250%	811,000	779,147
03/15/2030	4.625%	2,185,000	2,086,768
02/15/2031	7.375%	696,000	735,554
Playtika Holding Corp.(a)
03/15/2029	4.250%	1,953,000	1,794,463
Roblox Corp.(a)
05/01/2030	3.875%	5,315,000	5,055,036
Snap, Inc.(a)
03/01/2033	6.875%	7,685,000	7,777,985
03/15/2034	6.875%	3,807,000	3,816,448
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,649,156
05/01/2029	4.500%	2,385,000	2,243,322
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,237,000	1,929,961
03/15/2042	5.050%	5,513,000	3,715,756
03/15/2052	5.141%	1,199,000	748,629
Total			63,361,422
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,129,186
Champion Iron Canada, Inc.(a)
07/15/2032	7.875%	1,072,000	1,118,641
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	905,000	918,578
03/15/2032	7.000%	434,000	432,303
05/01/2033	7.375%	459,000	457,733
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	2,934,000	3,068,973
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,479,029
04/15/2029	3.750%	4,741,000	4,496,975
08/15/2032	6.375%	3,297,000	3,366,445
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,456,792
04/01/2029	6.125%	5,064,000	5,118,227
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,025,000	4,714,064
Novelis Corp.(a)
01/30/2030	4.750%	2,010,000	1,934,115
08/15/2031	3.875%	2,967,000	2,692,563
08/15/2033	6.375%	2,249,000	2,271,102
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	912,080
Total			36,566,806
Midstream 2.7%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	3,178,000	3,327,452
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,773,808
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	5,120,101
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	8,032,000	8,408,281
06/30/2033	7.375%	4,474,000	4,477,044
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,918,708
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	16,459,246
09/30/2040	3.250%	3,925,000	3,137,051
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,658,999
Hess Midstream Operations LP(a)
03/01/2028	5.875%	1,291,000	1,313,524
10/15/2030	5.500%	1,293,000	1,301,609
ITT Holdings LLC(a)
08/01/2029	6.500%	437,000	428,683
NuStar Logistics LP
06/01/2026	6.000%	4,476,000	4,488,690
04/28/2027	5.625%	1,573,000	1,582,135
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,293,000	1,351,186
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,247,702
05/01/2032	7.250%	2,041,000	2,160,574
07/01/2033	6.250%	2,518,000	2,574,101
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	5,178,000	5,445,291
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,246,548
08/15/2031	4.125%	4,227,000	3,969,023
11/01/2033	3.875%	8,197,000	7,302,963
Venture Global LNG, Inc.(a),(h),(i)
	9.000%	6,226,000	6,193,343
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,677,345
01/15/2030	7.000%	1,548,000	1,594,697
06/01/2031	8.375%	2,271,000	2,383,395
02/01/2032	9.875%	2,466,000	2,685,355
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	1,765,000	1,936,876
01/15/2034	6.500%	3,957,000	4,133,889
05/01/2035	7.750%	1,765,000	1,965,717
01/15/2036	6.750%	10,369,000	10,885,233
Western Midstream Operating LP
01/15/2029	6.350%	3,871,000	4,071,415
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,702,023
Total			156,922,007
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	6,399,000	6,202,504
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,422,943
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	947,153
Nabors Industries Ltd.(a)
01/15/2028	7.500%	1,329,000	1,332,129
Nabors Industries, Inc.(a)
05/15/2027	7.375%	531,000	539,821
01/31/2030	9.125%	3,094,000	3,169,121
08/15/2031	8.875%	5,539,000	4,995,746
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	3,262,354	3,350,638
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	6,148,333	6,302,606
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	750,605
05/15/2031	8.500%	3,061,000	2,874,214
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	7,226,000	7,406,938
Total			33,091,914
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,329,007
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,037,236
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,009,110
04/15/2030	6.625%	1,303,000	1,346,374
Total			4,721,727
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	3,261,000	3,190,250
07/15/2031	7.000%	1,434,000	1,507,665
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,094,860
05/15/2029	4.875%	1,134,000	1,104,157
02/01/2030	7.000%	947,000	976,909
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	634,515
02/15/2029	4.500%	860,000	840,754
04/01/2032	6.500%	1,679,000	1,725,027
06/15/2033	6.500%	1,540,000	1,591,360
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,088,489
Service Properties Trust
06/15/2029	8.375%	1,009,000	1,042,951
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,595,643
XHR LP(a)
05/15/2030	6.625%	712,000	731,913
Total			20,124,493
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,092,000	6,506,215
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	5,482,000	5,652,898
04/15/2032	6.750%	5,888,000	6,046,965
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	5,097,000	5,241,746
Silgan Holdings, Inc.
02/01/2028	4.125%	3,935,000	3,846,037
Total			27,293,861
Pharmaceuticals 1.3%
1261229 BC Ltd.(a)
04/15/2032	10.000%	8,068,000	8,388,594
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
03/15/2029	4.800%	13,495,000	13,809,174
11/21/2029	3.200%	3,726,000	3,591,105
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,831,000	2,556,593
09/30/2028	11.000%	789,000	827,206
Gilead Sciences, Inc.
03/01/2026	3.650%	36,182,000	36,060,710
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	6,892,000	6,684,239
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,545,876
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,379,000	1,320,994
04/30/2031	5.125%	2,517,000	2,158,568
Total			77,943,059
Property & Casualty 1.0%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	721,000	749,919
08/01/2029	6.000%	3,376,000	3,320,428
07/01/2032	6.750%	1,428,000	1,465,672
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	707,757
04/15/2028	6.750%	5,567,000	5,681,666
11/01/2029	5.875%	1,991,000	1,968,401
01/15/2031	7.000%	2,647,000	2,740,733
10/01/2031	6.500%	1,285,000	1,316,061
10/01/2032	7.375%	4,981,000	5,139,042
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,027,846
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	3,666,000	3,838,674
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	5,452,000	5,771,498
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,624,000	6,591,307
HUB International Ltd.(a)
01/31/2032	7.375%	1,895,000	1,988,981
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,525,999
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,769,695
Ryan Specialty LLC(a)
08/01/2032	5.875%	2,930,000	2,960,086
Total			59,563,765
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.5%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,835,428
Norfolk Southern Corp.
06/15/2026	2.900%	8,699,000	8,604,834
08/01/2030	5.050%	10,246,000	10,618,270
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,443,000	4,647,612
Total			26,706,144
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	6,399,000	6,231,182
09/15/2029	5.625%	1,840,000	1,863,249
10/15/2030	4.000%	3,320,000	3,104,650
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	6,695,000	6,300,426
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,419,544
Total			19,919,051
Retailers 0.5%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,280,000	1,313,424
08/01/2033	7.375%	1,301,000	1,333,192
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	701,000	680,935
02/15/2032	5.000%	701,000	673,661
Beach Acquisition Bidco LLC(a),(g)
07/15/2033	10.000%	5,131,000	5,443,974
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,924,000	1,948,496
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	969,245
01/15/2030	6.375%	699,000	718,217
Hanesbrands, Inc.(a)
02/15/2031	9.000%	3,392,000	3,608,687
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,059,874
11/01/2035	6.875%	1,511,000	1,573,732
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,121,554
08/01/2031	8.250%	1,111,000	1,178,591
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,260,693
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,954,000	3,621,801
Total			26,506,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	2,743,000	2,724,264
01/15/2027	4.625%	1,313,000	1,305,745
02/15/2030	4.875%	536,000	527,489
Total			4,557,498
Technology 3.4%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	4,353,000	4,542,919
Block, Inc.
06/01/2026	2.750%	1,714,000	1,686,924
06/01/2031	3.500%	1,723,000	1,592,466
05/15/2032	6.500%	3,394,000	3,516,334
Block, Inc.(a)
08/15/2030	5.625%	2,099,000	2,149,015
08/15/2033	6.000%	1,641,000	1,684,570
Broadcom, Inc.
04/15/2028	4.800%	6,313,000	6,428,544
Broadcom, Inc.(a)
11/15/2036	3.187%	11,947,000	9,939,652
CACI International, Inc.(a)
06/15/2033	6.375%	2,852,000	2,946,404
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	1,799,000	1,564,094
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,315,000	1,110,645
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	5,779,000	5,468,012
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	1,153,000	1,168,894
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	7,166,709
06/30/2032	8.250%	3,978,000	4,252,912
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	9,459,000	8,746,294
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	1,060,000	1,081,597
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,568,777
06/15/2030	5.950%	5,154,000	5,217,957
Fair Isaac Corp.(a)
05/15/2033	6.000%	2,354,000	2,395,296
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,468,104
Gen Digital, Inc.(a)
04/01/2033	6.250%	1,961,000	2,017,063
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	5,615,000	5,955,502
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,763,093
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	2,367,000	2,239,543
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,437,000	4,557,829
Intel Corp.
03/25/2050	4.750%	6,800,000	5,445,193
International Business Machines Corp.
05/15/2026	3.300%	17,860,000	17,738,766
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	2,590,000	2,511,407
05/30/2029	9.500%	4,782,000	5,005,396
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,496,367
09/15/2029	4.875%	664,000	653,186
07/15/2030	5.250%	2,592,000	2,562,654
01/15/2033	6.250%	1,187,000	1,213,156
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,318,000	6,196,189
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,022,000	4,361,615
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,423,536
04/15/2029	5.125%	982,000	970,642
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	6,352,000	6,321,527
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,210,000	2,114,639
01/15/2033	5.000%	7,610,000	7,620,136
Picard Midco, Inc.(a)
03/31/2029	6.500%	8,693,000	8,789,562
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	1,930,000	2,052,048
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,035,583
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	450,333
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	2,764,000	2,866,082
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,565,001
Synaptics, Inc.(a)
06/15/2029	4.000%	3,259,000	3,111,452
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(a)
02/01/2031	6.875%	4,210,000	4,352,760
WEX, Inc.(a)
03/15/2033	6.500%	3,004,000	3,075,932
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	5,157,000	4,841,603
Total			198,003,914
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	3,179,000	3,285,482
06/15/2032	8.375%	1,498,000	1,563,506
ERAC USA Finance LLC(a)
11/01/2025	3.800%	907,000	905,769
05/01/2028	4.600%	13,488,000	13,665,974
Total			19,420,731
Wireless 0.7%
Altice France Holding SA(a)
02/15/2028	0.000%	3,633,000	1,322,492
Altice France SA(a)
07/15/2029	5.125%	5,899,000	5,040,585
10/15/2029	5.500%	1,316,000	1,128,953
SBA Communications Corp.
02/15/2027	3.875%	460,000	452,305
02/01/2029	3.125%	5,224,000	4,909,805
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,332,328
T-Mobile USA, Inc.
01/15/2029	4.850%	16,320,000	16,642,985
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	4,397,000	4,057,920
07/15/2031	4.750%	2,092,000	1,956,095
04/15/2032	7.750%	2,977,000	3,118,124
Total			41,961,592
Wirelines 0.6%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,647,702
Fibercop SpA(a)
07/18/2036	7.200%	2,101,000	2,113,881
Frontier Communications Corp.(a)
05/01/2028	5.000%	1,941,000	1,936,624
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	822,000	860,550
03/15/2031	8.625%	2,232,000	2,370,286
Iliad Holding SAS(a)
10/15/2028	7.000%	5,063,000	5,153,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(a)
04/15/2031	8.500%	1,651,000	1,776,773
04/15/2032	7.000%	1,563,000	1,607,064
Optics Bidco SpA(a)
06/04/2038	7.721%	1,579,000	1,601,034
Verizon Communications, Inc.
03/21/2031	2.550%	7,180,000	6,511,354
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	4,339,000	4,519,720
Total			34,098,362
Total Corporate Bonds & Notes (Cost $2,232,188,788)			2,268,606,963

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(j)	2,876,000	58,526,600
Total Exchange-Traded Fixed Income Funds (Cost $57,778,840)		58,526,600

Foreign Government Obligations(k),(l) 7.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.2%
Angolan Government International Bond(a)
04/14/2032	8.750%		6,791,000	6,264,650
05/08/2048	9.375%		7,000,000	5,799,206
Total				12,063,856
Brazil 0.5%
Brazil Notas do Tesouro Nacional
01/01/2031	10.000%	BRL	94,000,000	15,386,915
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,938,444
01/07/2041	5.625%		11,000,000	10,061,879
Total				27,387,238
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,272,987
11/15/2028	8.500%		880,000	923,371
02/15/2030	9.000%		2,480,000	2,666,206
12/01/2031	7.000%		1,080,000	1,135,383
Total				7,997,947
Chile 0.2%
Corp Nacional del Cobre de Chile(a)
01/30/2050	3.700%		9,000,000	6,108,746
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		5,176,000	5,462,634
Total				11,571,380
Colombia 0.8%
Colombia Government International Bond
06/15/2045	5.000%		14,500,000	10,560,626
05/15/2049	5.200%		9,119,000	6,659,679
Colombian TES
04/28/2028	6.000%	COP	126,000,000,000	28,571,487
Total				45,791,792
Dominican Republic 0.3%
Dominican Republic International Bond(a)
01/25/2027	5.950%		4,475,000	4,543,011
04/30/2044	7.450%		7,900,000	8,456,338
01/27/2045	6.850%		3,544,000	3,587,974
Total				16,587,323
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%		5,700,000	4,730,882
France 0.8%
French Republic Government Bond OAT(a)
05/25/2052	0.750%	EUR	47,773,000	24,598,158
05/25/2053	0.750%	EUR	47,918,000	23,923,745
Total				48,521,903
Ghana 0.2%
Ghana Government International Bond(a),(h)
07/03/2035	5.000%		14,873,452	12,220,232
Hungary 0.2%
Hungary Government International Bond(a)
09/23/2055	6.750%		8,699,000	8,968,307
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	5,920,821
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	23,141,527
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,424,774
Total				35,487,122
Indonesia 0.2%
Indonesia Treasury Bond
04/15/2039	8.375%	IDR	68,305,000,000	4,738,747
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,597,914
Total				10,336,661
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		3,847,000	3,566,493
01/30/2037	8.250%		10,030,000	9,973,458
Total				13,539,951
Kazakhstan 0.1%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		7,000,000	6,722,844
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		5,720,000	5,858,984
Mexico 1.4%
Mexican Bonos
02/28/2030	8.500%	MXN	533,111,300	28,726,828
Mexico Government International Bond
05/07/2036	6.000%		5,257,000	5,271,938
01/29/2038	6.625%		3,692,000	3,780,912
08/14/2041	4.280%		300,000	234,428
Petroleos Mexicanos
03/13/2027	6.500%		7,689,000	7,722,819
02/12/2028	5.350%		4,594,000	4,498,806
01/28/2031	5.950%		11,183,000	10,464,898
06/15/2035	6.625%		5,886,000	5,332,900
02/12/2048	6.350%		8,000,000	5,981,638
01/23/2050	7.690%		14,520,000	12,414,544
Total				84,429,711
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2047	7.625%		7,000,000	5,850,242
Oman 0.1%
Oman Government International Bond(a)
01/17/2048	6.750%		6,506,000	6,960,481
Panama 0.1%
Panama Government International Bond
01/19/2033	3.298%		6,779,000	5,714,831
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		1,429,000	1,432,614
08/11/2044	6.100%		2,939,000	2,903,037
Total				4,335,651
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.3%
Romanian Government International Bond(a)
02/10/2037	7.500%		4,732,000	5,034,125
07/11/2039	6.750%	EUR	3,828,000	4,556,995
01/28/2050	3.375%	EUR	12,000,000	8,758,303
02/14/2051	4.000%		2,246,000	1,443,775
Total				19,793,198
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		15,163,000	13,687,809
South Korea 0.4%
Korea Treasury Bond
03/10/2028	3.250%	KRW	31,900,000,000	23,756,639
Turkey 0.3%
Turkiye Government International Bond
02/12/2032	7.125%		17,157,000	17,611,394
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		5,600,000	5,459,963
DP World Ltd.(a)
09/25/2048	5.625%		6,091,000	5,878,910
DP World PLC(a)
07/02/2037	6.850%		3,650,000	4,144,797
09/30/2049	4.700%		2,000,000	1,697,077
Total				17,180,747
Total Foreign Government Obligations (Cost $469,261,882)				467,107,125

Joint Ventures(m) 0.4%
Value ($)
Itasca Park LLC - Unfunded(c),(d),(f),(j),(n)	25,000,000
Total Joint Ventures (Cost $25,000,000)	25,000,000

Residential Mortgage-Backed Securities - Agency 41.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(o)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.752%	45,564,136	4,911,659
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.537%	63,923,500	7,249,328
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	1.737%	66,639,663	8,235,003
Fannie Mae REMICS(b)
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	5.648%	59,491,221	59,660,039
CMO Series 2025-52 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 07/25/2055	5.698%	49,148,447	49,464,319
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	51,589,268	45,255,188
09/01/2052- 10/01/2053	5.000%	73,816,379	74,150,520
12/01/2053	5.500%	33,931,008	34,525,630
12/01/2053	6.000%	35,519,442	36,767,643
Federal Home Loan Mortgage Corp.(o)
CMO Series 304 Class C69
12/15/2042	4.000%	1,755,023	305,679
CMO Series 4147 Class CI
01/15/2041	3.500%	355,572	2,791
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	1.493%	3,571,870	406,346
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.906%	5,524,297	552,884
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.587%	19,427,793	2,338,331
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	1.543%	623,968	68,259
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(o),(p)
CMO Series 4515 Class SA
08/15/2038	2.299%	2,257,625	140,254
Federal Home Loan Mortgage Corp. REMICS(o)
CMO Series 5051 Class KI
12/25/2050	2.500%	31,441,874	4,679,717
CMO Series 5192 Class PI
10/25/2051	2.500%	50,222,096	6,431,848
CMO Series 5198 Class KI
02/25/2052	3.000%	37,513,301	6,595,615
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	32,614,054	28,623,115
04/01/2052	2.500%	13,672,713	11,401,702
05/01/2052- 06/01/2052	3.500%	144,236,082	132,210,233
10/01/2053	5.500%	32,077,140	32,639,249
Federal National Mortgage Association(o),(p)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,829,935	18
Federal National Mortgage Association(o)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	231,526	3,233
CMO Series 2012-131 Class MI
01/25/2040	3.500%	122,010	490
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,299,138	182,904
Federal National Mortgage Association(b),(o)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.437%	5,111,490	567,813
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.687%	8,728,339	1,112,289
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	1.587%	7,713,400	939,319
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.537%	4,929,038	619,819
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	1.537%	17,415,725	1,961,058
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	1.637%	5,413,460	671,221
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.687%	18,897,602	2,430,071
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.687%	6,243,811	885,642
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.587%	17,107,675	2,265,356
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	1.537%	17,301,518	1,917,025
Federal National Mortgage Association REMICS(o)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	30,376,704	4,499,015
Federal National Mortgage Association REMICS(b),(o)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	1.352%	128,080,113	7,816,998
Freddie Mac REMICS(o)
CMO Series 5287 Class NI
05/25/2051	3.500%	35,359,332	6,982,846
Freddie Mac REMICS(b),(o)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	1.543%	80,969,666	9,131,880
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	1.502%	36,427,757	3,617,586
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	8.105%	35,122,832	36,138,169
CMO Series 5515 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 03/25/2055	5.698%	31,354,172	31,560,357
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	8.105%	30,545,340	31,275,853
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	8.105%	16,740,428	17,136,679
Freddie Mac REMICS(b),(c),(d)
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	8.261%	19,500,000	20,109,375
Government National Mortgage Association
08/15/2031	7.000%	8,132	8,366
04/15/2034	5.000%	54,044	54,637
Government National Mortgage Association(o)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	4,741,966	255,739
CMO Series 2020-138 Class GI
09/20/2050	3.000%	29,013,994	4,628,687
CMO Series 2020-191 Class UG
12/20/2050	3.500%	33,673,686	5,726,318
CMO Series 2021-140 Class IW
08/20/2051	3.500%	39,914,783	7,589,241
CMO Series 2021-57 Class KI
03/20/2051	3.500%	36,925,053	7,463,643
CMO Series 2021-89 Class IO
05/20/2051	3.000%	42,488,082	7,233,120
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(o)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	1.645%	7,733,344	1,032,708
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.745%	6,489,004	825,109
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	1.795%	6,986,592	886,323
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	1.745%	9,414,208	1,385,689
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.745%	10,933,313	1,414,601
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.695%	21,514,382	2,876,314
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	1.645%	8,875,528	1,099,058
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	1.645%	7,694,689	1,109,048
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	1.745%	6,808,587	875,707
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.595%	18,475,611	2,429,947
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	1.595%	5,206,025	622,110
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	1.595%	14,918,776	1,800,328
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.595%	12,581,807	1,314,328
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	1.595%	12,315,530	1,482,402
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.695%	8,180,470	945,572
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.695%	8,326,355	926,466
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.745%	48,505,442	6,760,786
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	1.595%	32,197,778	4,022,169
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.145%	31,809,819	5,054,453
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.595%	36,556,671	4,349,692
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.845%	39,341,348	5,446,963
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	1.845%	43,882,275	6,032,961
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	1.605%	23,093,415	2,838,580
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	2.455%	55,821,002	7,607,688
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.595%	61,994,025	8,244,511
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.595%	35,024,600	4,143,137
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	1.695%	57,632,346	7,687,544
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	1.695%	66,602,802	8,385,766
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.595%	55,889,181	6,250,775
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	1.345%	39,327,293	3,802,772
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	1.405%	69,196,193	6,989,231
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.745%	63,055,699	8,214,827
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	1.595%	68,813,878	8,600,420
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	1.605%	54,294,710	5,050,298
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.305%	69,580,444	8,616,633
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	1.745%	56,922,103	6,531,715
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.845%	75,157,385	9,434,409
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	0.905%	94,686,204	7,390,514
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	2.605%	107,232,359	12,155,646
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	1.652%	46,873,384	5,255,908
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	0.955%	67,156,668	4,942,657
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.905%	28,883,489	3,649,631
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.905%	45,246,438	6,857,414
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.305%	67,289,734	7,314,912
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	0.955%	39,807,560	2,809,928
Government National Mortgage Association(b)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	6.281%	25,691,981	26,282,537
Government National Mortgage Association TBA(q)
09/22/2055	3.000%	32,000,000	28,333,643
Uniform Mortgage-Backed Security TBA(q)
09/18/2040- 09/15/2055	3.000%	91,000,000	80,531,169
09/15/2055	3.500%	58,000,000	52,390,386
09/15/2055	4.000%	249,500,000	232,795,668
09/15/2055	4.500%	244,000,000	234,656,632
09/15/2055	5.000%	203,000,000	200,183,878
09/15/2055	5.500%	471,750,000	474,405,830
09/15/2055	6.000%	152,000,000	155,277,676
Total Residential Mortgage-Backed Securities - Agency (Cost $2,444,539,643)			2,451,725,188

Residential Mortgage-Backed Securities - Non-Agency 8.3%

A&D Mortgage Trust(a),(h)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	13,010,406	13,169,207
Barclays Mortgage Loan Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	9,386,611	9,465,840
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CAFL Issuer LLC(a),(h)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	1,568,672	1,568,178
Citigroup Mortgage Loan Trust, Inc.(a),(p)
CMO Series 2010-6 Class 2A2
09/25/2035	6.363%	26,915	26,751
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	318,116	316,556
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
30-day Average SOFR + 2.264% 11/25/2039	6.613%	9,786	9,789
Credit Suisse Mortgage Trust(a),(p)
CMO Series 2022-ATH3 Class A2
08/25/2067	5.830%	1,638,664	1,632,743
Cross Mortgage Trust(a),(p)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	11,148,276	11,225,905
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.598%	9,950,000	10,549,426
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	7.348%	15,400,000	16,468,795
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	6.998%	10,400,000	10,901,654
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	7.398%	15,700,000	16,750,474
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	5,887,000	5,833,906
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	7,646,288	7,371,162
Freddie Mac Structured Agency Credit Risk Debt Notes(o)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	650,678,017	4,418,559
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,177,801,190	3,355,438
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,177,801,190	4,287,550
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	14,608,000	12,310,828
GCAT Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	13,830,797	13,941,377
GITSIT Mortgage Loan Trust(a),(h)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	10,688,457	10,710,873
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	2,886,066	2,861,907
LHOME Mortgage Trust(a),(h)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,230,347
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,069,458
MFA Trust(h)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	26,288,953	26,382,528
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,974,485	2,955,441
NYMT Loan Trust(a),(h)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	15,200,000	15,247,375
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.348%	3,060,903	3,077,677
OBX Trust(a),(h)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	8,449,031	8,522,674
OSAT Trust(a),(h)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	7,314,600	7,061,153
Preston Ridge Partners Mortgage Trust(a),(h)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	11,022,255
PRET LLC(a),(h)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	22,993,717	22,994,886
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	17,728,525	17,733,713
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	10,794,000	10,817,954
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	16,104,322	16,130,349
Pretium Mortgage Credit Partners LLC(a),(h)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	5,594,199	5,590,220
PRKCM Trust(a),(p)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	12,623,408	12,058,956
PRPM LLC(a),(h)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	18,299,610	18,372,936
CMO Series 2024-8 Class A1
12/25/2029	5.897%	11,218,278	11,221,775
CMO Series 2025-2 Class A1
05/25/2030	6.469%	13,218,781	13,251,794
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	7.500%	17,108,728	17,246,997
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	7.250%	6,900,000	6,983,718
RCO X Mortgage LLC(a),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	17,059,868	17,178,301
SAIF Securitization Trust(a),(h)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	17,925,000	17,947,713
Toorak Mortgage Trust(a),(h)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,689,585
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.946%	9,979,730	10,194,853
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	11,580,398	11,567,126
Vericrest Opportunity Loan Transferee(a),(h)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	1,326,604	1,326,309
Visio Trust(a),(p)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,087,079
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,521,131
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $483,707,197)			491,661,221

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Windstream Holdings II LLC(f)	2,045	40,900
Entertainment 0.0%
Cineworld Group PLC(f)	31,901	718,916
Total Communication Services		759,816
Total Rights (Cost $417,906)		759,816

Senior Loans 10.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Bleriot US Bidco, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.500% 10/31/2030	6.808%	744,375	745,707
Goat Holdco LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 01/27/2032	7.316%	1,866,201	1,867,750
TransDigm, Inc.(b),(r)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.796%	3,984,749	3,987,259
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.853%	160,380	160,417
Total			6,761,133
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	6.575%	2,317,549	2,309,230
3-month Term SOFR + 3.250% 05/28/2032	7.575%	215,225	216,234
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	6.567%	1,497,808	1,491,442
Total			4,016,906
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(r)
Tranche B Term Loan
6-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.157%	1,793,574	1,790,435
Clarios Global LP(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.816%	2,120,722	2,119,662
1-month Term SOFR + 2.750% 01/28/2032	7.066%	1,347,181	1,347,181
First Brands Group LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.570%	1,682,537	1,598,410
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.570%	1,106,026	1,048,424
Total			7,904,112
Brokerage/Asset Managers/Exchanges 0.5%
Allspring Buyer LLC(b),(r)
Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.313%	1,711,986	1,717,344
Aretec Group, Inc.(b),(r)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.816%	3,207,580	3,209,023
DRW Holdings LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.816%	792,000	791,010
Focus Financial Partners LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/15/2031	7.066%	2,138,816	2,137,105
GIH Borrower LLC(b),(r)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.796%	1,741,250	1,745,168
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GTCR Everest Borrower LLC(b),(r)
Term Loan
3-month Term SOFR + 2.750% 09/05/2031	7.064%	2,487,500	2,491,579
HighTower Holding LLC(b),(r)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	7.071%	1,388,326	1,385,729
Jefferies Finance LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	7.111%	2,656,666	2,658,340
June Purchaser LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/28/2031	3.000%	179,947	180,667
June Purchaser LLC(b),(r)
Term Loan
6-month Term SOFR + 3.250% 11/28/2031	7.467%	1,076,985	1,081,293
Osaic Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.000% 07/30/2032	7.316%	3,003,087	2,999,754
PEX Holdings LLC(b),(r)
Term Loan
6-month Term SOFR + 2.750% 11/26/2031	6.967%	3,445,351	3,443,904
Russell Investments US Institutional Holdco, Inc.(b),(r),(s)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.308%	3,760,213	3,591,004
VFH Parent LLC(b),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.816%	1,463,455	1,467,114
Total			28,899,034
Building Materials 0.5%
Cornerstone Building Brands, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.713%	1,360,337	1,287,219
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.863%	278,071	246,093
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Covia Holdings LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.948%	1,815,000	1,820,681
DG Investment Intermediate Holdings 2, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% 07/09/2032	8.102%	343,273	344,132
Foundation Building Materials, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	7.819%	1,969,231	1,971,889
Term Loan
3-month Term SOFR + 4.000% 01/29/2031	8.308%	326,852	327,751
Gulfside Supply, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.296%	1,455,149	1,457,230
Johnstone Supply LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 2.500% 06/09/2031	6.841%	3,368,355	3,368,961
Kodiak BP LLC(b),(r)
Term Loan
3-month Term SOFR + 3.750% 12/04/2031	8.041%	2,304,183	2,289,298
LBM Acquisition LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 5.000% 06/06/2031	9.360%	575,004	568,248
LBM Acquisition LLC (b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.210%	1,833,853	1,778,507
Madison Safety & Flow LLC(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/26/2031	7.066%	1,600,300	1,605,101
MI Windows and Doors LLC(b),(r)
Tranche B3 Term Loan
1-month Term SOFR + 2.750% 03/28/2031	7.066%	748,111	751,036
Park River Holdings, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.750% 12/28/2027	7.802%	860,322	856,734
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Quikrete Holdings, Inc.(b),(r)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	6.566%	2,382,243	2,380,766
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	6.566%	250,000	250,000
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	6.566%	764,588	764,114
QXO Building Products, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/30/2032	7.296%	323,809	326,491
Smyrna Ready Mix Concrete LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	7.323%	1,296,750	1,299,992
Specialty Building Products Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.166%	772,732	748,004
Standard Building Solutions, Inc.(b),(r)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	6.089%	659,184	660,304
White Cap Supply Holdings LLC(b),(r)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	7.566%	3,822,143	3,822,525
Total			28,925,076
Cable and Satellite 0.2%
CSC Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 4.500% 01/18/2028	8.863%	1,410,432	1,404,917
Iridium Communications, Inc.(b),(r),(s)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	6.566%	1,889,413	1,879,285
Sunrise Financing Partnership(b),(r)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.691%	2,529,049	2,524,320
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Telesat Canada(b),(r),(s)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	7.210%	3,429,765	2,603,775
Virgin Media Bristol LLC(b),(r)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	6.978%	630,341	625,538
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.728%	1,000,000	997,160
Total			10,034,995
Chemicals 0.5%
A-AP Buyer, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 09/09/2031	7.066%	1,449,512	1,450,425
Ineos Quattro Holdings UK Ltd.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.666%	2,724,312	2,445,070
Ineos US Finance LLC(b),(r)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.577%	2,295,930	2,102,682
1-month Term SOFR + 3.000% 02/07/2031	7.316%	676,502	609,413
Innophos Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.680%	2,628,878	2,621,649
Lummus Technology Holdings V LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.816%	3,487,892	3,493,996
Nouryon Finance BV(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 04/03/2028	7.601%	1,136,447	1,137,867
Tranche B2 Term Loan
1-month Term SOFR + 3.250% 04/03/2028	7.611%	1,114,345	1,116,083
Olympus Water US Holding(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/23/2032	7.593%	253,734	252,889
Olympus Water US Holding Corp.(b),(r)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.296%	3,060,749	3,046,731
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Rockpoint Gas Storage Partners LP(b),(r)
Term Loan
3-month Term SOFR + 3.000% 09/18/2031	7.296%	2,094,070	2,098,866
Tronox Finance LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 09/30/2031	6.805%	497,500	436,332
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/04/2029	6.546%	475,902	432,524
USALCO LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	1.000%	273,229	272,718
USALCO LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.816%	2,638,673	2,633,739
W. R. Grace Holdings LLC(b),(r)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 03/16/2027	7.195%	757,902	756,955
Windsor Holdings III LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	7.073%	3,018,350	3,019,617
Total			27,927,556
Construction Machinery 0.0%
Columbus McKinnon Corp.(b),(r)
Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 05/14/2028	6.796%	971,044	971,044
Consumer Cyclical Services 0.5%
Allied Universal Holdco LLC(b),(r),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% 08/06/2032	7.590%	2,245,194	2,251,571
AmSpec Parent LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 12/22/2031	3.727%	133,333	133,875
AmSpec Parent LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.796%	866,667	870,185
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.666%	2,913,531	2,916,037
Conservice Midco LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 05/13/2030	7.066%	3,217,490	3,218,841
Corporation Service Co.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	6.316%	2,381,949	2,377,780
Cushman & Wakefield US Borrower LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	7.066%	1,238,309	1,239,337
Ensemble RCM LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.308%	1,195,247	1,200,004
Fleet Midco I Ltd.(b),(r)
Tranche B2 Term Loan
6-month Term SOFR + 2.500% 02/21/2031	6.542%	2,187,625	2,187,625
OMNIA Partners LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/25/2030	6.814%	1,637,625	1,638,215
PG Polaris Bidco SARL(b),(r),(s)
Term Loan
3-month Term SOFR + 2.750% 03/26/2031	7.046%	3,456,448	3,465,089
Prime Security Services Borrower LLC(b),(r)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.327%	1,404,115	1,401,967
Raven Acquisition Holdings LLC(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	241,481	242,063
Raven Acquisition Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	7.316%	3,372,290	3,380,417
TruGreen LP(b),(r)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.416%	1,057,365	1,027,632
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WW International, Inc.(b),(r)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	11.121%	836,423	763,236
Total			28,313,874
Consumer Products 0.2%
Bombardier Recreational Products, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.066%	1,224,327	1,226,347
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 12/13/2029	7.066%	1,908,202	1,910,892
Osmosis Buyer Ltd.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/31/2028	7.351%	2,234,971	2,235,083
Recess Holdings, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	8.069%	1,841,047	1,849,110
SRAM LLC(b),(r)
Term Loan
1-month Term SOFR + 2.000% 02/27/2032	6.316%	1,712,319	1,701,617
SWF Holdings I Corp.(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 2.250% 12/19/2029	2.250%	98,903	98,594
SWF Holdings I Corp.(b),(r)
Tranche A1 Term Loan
1-month Term SOFR + 4.500% 12/19/2029	8.816%	74,177	73,946
Tranche A2 Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 10/06/2028	8.430%	744,323	605,380
Weber-Stephen Products LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 10/30/2027	7.680%	2,851,226	2,841,561
Total			12,542,530
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
DXP Enterprises, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 10/11/2030	8.066%	1,345,554	1,350,182
Dynamo Midco BV(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.854%	562,930	565,745
EMRLD Borrower LP(b),(r)
Term Loan
1-month Term SOFR + 2.250% 08/04/2031	6.566%	136,913	136,594
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	6.449%	2,676,955	2,672,217
Filtration Group Corp.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	7.066%	2,604,762	2,615,076
Gates Corp.(b),(r)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	6.066%	1,465,750	1,463,097
Hobbs & Associates LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 07/23/2031	7.066%	1,499,659	1,497,979
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(r)
Term Loan
3-month Term SOFR + 4.500% 02/15/2029	8.731%	1,696,987	1,701,501
Madison IAQ LLC(b),(r)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.702%	2,608,822	2,611,640
6-month Term SOFR + 3.250% 05/06/2032	7.452%	761,262	764,490
Tiger Acquisition LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/23/2032	6.839%	2,212,012	2,211,459
TK Elevator Midco GmbH(b),(r)
Tranche B Term Loan
6-month Term SOFR + 3.000% 04/30/2030	7.197%	3,586,763	3,598,384
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Vertiv Group Corp.(b),(r)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 03/02/2027	6.101%	1,410,521	1,409,548
WEC US Holdings Ltd.(b),(r)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.604%	3,926,323	3,925,656
Total			26,523,568
Electric 0.4%
Astoria Project Partners LLC/Energy LLC(b),(r),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/23/2032	7.066%	2,199,005	2,205,294
Calpine Construction Finance Co. LP(b),(r)
Term Loan
1-month Term SOFR + 2.000% 07/31/2030	6.316%	727,012	726,794
Calpine Corp.(b),(r)
Term Loan
1-month Term SOFR + 1.750% 01/31/2031	6.066%	1,343,250	1,341,705
1-month Term SOFR + 1.750% 02/15/2032	6.066%	717,949	717,101
Carroll County Energy LLC(b),(r)
Term Loan
3-month Term SOFR + 3.250% 06/30/2031	7.546%	1,878,890	1,881,709
Compass Power Generation LLC(b),(r)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	7.566%	715,156	719,404
Constellation Renewables LLC(b),(r)
Term Loan
3-month Term SOFR + 2.250% Floor 1.000% 12/15/2027	6.449%	2,386,778	2,384,797
Cornerstone Generation LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/11/2032	7.476%	1,462,083	1,470,855
EFS Cogen Holdings I LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.308%	3,042,390	3,056,842
Hamilton Projects Acquiror LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.816%	1,769,348	1,773,772
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Invenergy Thermal Operating I LLC(b),(r),(s)
Tranche B Term Loan
1-month Term SOFR + 3.500% 05/17/2032	7.852%	756,942	763,754
Tranche C Term Loan
3-month Term SOFR + 0.000% 05/17/2032	4.255%	50,463	50,917
Lackawanna Energy Center LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/05/2032	7.351%	1,462,098	1,470,023
New Frontera Holdings LLC(b),(d),(r)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	6.057%	75,277	69,255
South Field Energy LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	1,402,182	1,405,687
Tranche C Term Loan
3-month Term SOFR + 3.250% 08/29/2031	7.546%	90,170	90,395
Talen Energy Supply LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.500% 12/13/2031	6.733%	995,000	997,487
West Deptford Energy Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 4.000% 08/03/2026	8.177%	793,340	786,399
1-month Term SOFR + 4.000% 07/24/2032	8.316%	804,729	797,688
Total			22,709,878
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC (b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	7.566%	2,497,830	2,514,490
GFL Environmental Services, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.824%	2,250,000	2,246,490
Northstar Group Services, Inc.(b),(r)
Tranche B Term Loan
6-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.881%	848,138	850,793
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Reworld Holding Corp.(b),(r),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.610%	3,146,325	3,151,044
Tranche C1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	6.610%	242,937	243,302
Tidal Waste & Recycling Holdings LLC(b),(r)
Term Loan
3-month Term SOFR + 3.000% 10/24/2031	7.296%	1,564,024	1,571,453
Total			10,577,572
Finance Companies 0.0%
Osttra Group Ltd.(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/20/2032	7.833%	1,216,030	1,224,068
Red SPV LLC(b),(r)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	6.610%	765,231	763,317
Total			1,987,385
Food and Beverage 0.4%
A-AG US GSI Bidco, Inc.(b),(r)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	9.296%	1,456,616	1,451,154
Aramark Intermediate HoldCo Corp.(b),(r)
Tranche B8 Term Loan
3-month Term SOFR + 2.000% 06/22/2030	6.283%	947,499	948,286
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	6.066%	1,500,000	1,500,315
Aspire Bakeries Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 3.500% 12/23/2030	7.831%	1,456,054	1,460,611
CHG PPC Parent LLC(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.430%	869,898	870,985
Dechra Pharmaceuticals Holdings Ltd.(b),(r),(s)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 01/27/2032	7.447%	3,732,140	3,741,470
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/16/2032		2,441,178	2,436,296
Golden State Foods LLC(b),(r)
Term Loan
3-month Term SOFR + 4.000% 12/04/2031	8.226%	1,824,556	1,833,114
Primary Products Finance LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 04/01/2029	7.536%	954,627	930,360
Primo Brands Corp.(b),(r),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	6.546%	3,808,515	3,811,676
Sazerac Co., Inc.(b),(r),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 07/09/2032	6.860%	3,676,974	3,696,683
Utz Quality Foods LLC(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 01/29/2032	6.816%	2,460,931	2,461,546
Total			25,142,496
Gaming 0.6%
Caesars Entertainment, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	6.566%	2,039,572	2,031,924
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	6.566%	836,776	833,638
ECL Entertainment LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	7.316%	1,267,428	1,267,111
Entain PLC(b),(r),(s)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.016%	4,404,661	4,399,155
Fertitta Entertainment LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	7.566%	2,826,543	2,823,377
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Flutter Entertainment PLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.046%	3,755,360	3,733,767
3-month Term SOFR + 2.000% 06/04/2032	6.296%	1,198,735	1,194,240
HRNI Holdings LLC(b),(r)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.696%	3,478,377	3,379,835
Jack Ohio Finance LLC(b),(r)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	8.316%	595,469	590,634
Light and Wonder International, Inc.(b),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 04/16/2029	6.610%	1,305,308	1,305,713
Ontario Gaming GTA LP(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.546%	3,509,577	3,391,128
PCI Gaming Authority(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	6.316%	2,397,467	2,390,922
Peninsula PAC Entertainment LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% 08/14/2032	9.107%	1,062,549	1,059,892
3-month Term SOFR + 4.750% 08/16/2032	9.107%	249,035	248,412
Penn Entertainment, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.816%	2,112,285	2,113,616
Scientific Games Holdings LP (b),(r)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.286%	3,630,394	3,588,790
Voyager Parent LLC(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% 07/01/2032	9.041%	2,269,902	2,272,308
Total			36,624,462
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.5%
CHG Healthcare Services, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 09/29/2028	7.046%	1,751,680	1,753,711
Cotiviti, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	7.104%	232,759	232,370
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.971%	2,169,917	2,176,254
Icon PLC(b),(r)
Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.296%	327,968	328,841
3-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.296%	81,713	81,931
Mamba Purchaser, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/14/2031	7.340%	1,284,364	1,283,824
Medline Borrower LP(b),(r)
Term Loan
1-month Term SOFR + 2.000% 10/23/2030	6.316%	4,596,720	4,596,720
Parexel International, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.500% 11/15/2028	6.816%	3,122,593	3,124,217
Pluto Acquisition I, Inc.(b),(r)
Tranche A Term Loan
3-month Term SOFR + 5.500% 06/20/2028	9.821%	512,904	509,698
Pluto Acquisition I, Inc.(b),(d),(r)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/20/2028	8.242%	1,883,175	1,525,372
Resonetics LLC(b),(r),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	7.064%	2,795,066	2,790,399
Star Parent, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.296%	1,871,255	1,859,560
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.816%	3,284,538	3,285,654
Upstream Newco, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	8.820%	2,448,999	2,000,832
WS Audiology A/S(b),(r)
Tranche B8 Term Loan
3-month Term SOFR + 3.500% 02/28/2029	7.810%	2,374,474	2,371,505
Total			27,920,888
Healthcare Insurance 0.0%
Alera Group, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 05/30/2032	7.566%	682,097	684,498
Home Construction 0.1%
Construction Partners, Inc.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 11/03/2031	6.816%	2,100,000	2,104,368
Tecta America Corp.(b),(r)
Term Loan
1-month Term SOFR + 3.000% 02/18/2032	7.316%	1,159,315	1,162,214
Total			3,266,582
Independent Energy 0.0%
Hilcorp Energy I LP(b),(r)
Term Loan
1-month Term SOFR + 2.000% 02/11/2030	6.366%	708,763	708,763
Leisure 0.2%
Alterra Mountain Co.(b),(r)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.816%	930,269	930,855
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.816%	2,088,129	2,085,519
Bulldog Purchaser, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% 06/27/2031	8.036%	1,170,928	1,176,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(b),(r),(s)
Term Loan
1-month Term SOFR + 2.250% 05/24/2030	6.560%	3,798,175	3,800,074
Crown Finance US, Inc.(b),(r)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.854%	1,151,322	1,149,883
EOC Borrower LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.000% 03/24/2032	7.316%	446,529	447,275
Motion Acquisition Ltd.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.796%	1,393,009	1,204,451
UFC Holdings LLC(b),(r)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.465%	748,120	749,879
Wasserman Media Group LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 06/23/2032	7.323%	1,500,000	1,501,875
Total			13,046,347
Life Insurance 0.0%
Onedigital Borrower LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 07/02/2031	7.353%	1,948,144	1,946,546
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(r)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	6.316%	1,991,285	1,988,517
SGH2 LLC(b),(r)
Term Loan
6-month Term SOFR + 4.500% 08/18/2032	8.508%	804,730	804,754
Travel + Leisure Co.(b),(r)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 12/14/2029	6.816%	1,803,763	1,806,866
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Turquoise Topco Ltd.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 08/13/2032	7.601%	1,344,809	1,344,809
Total			5,944,946
Media and Entertainment 0.4%
Cengage Learning, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.760%	3,595,826	3,599,709
CMG Media Corp.(b),(r)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.896%	926,818	889,282
Creative Artists Agency LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.816%	3,226,839	3,231,454
Cumulus Media New Holdings, Inc.(b),(r)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	9.321%	1,347,546	341,212
Emerald X, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	8.068%	1,541,510	1,547,291
iHeartCommunications, Inc.(b),(r)
Term Loan
1-month Term SOFR + 5.775% 05/01/2029	10.205%	1,048,161	879,868
Plano Holdco, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.796%	1,067,259	1,037,910
Playtika Holding Corp.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.180%	3,773,375	3,714,964
Sinclair Television Group, Inc.(b),(r)
Tranche B6 Term Loan
3-month Term SOFR + 3.300% 12/31/2029	7.870%	1,206,087	1,083,669
StubHub Holdco Sub LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.066%	2,091,618	2,018,411
United Talent Agency LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 3.500% 06/10/2032	7.866%	1,247,481	1,253,718
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.680%	1,408,747	1,399,942
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	8.546%	690,164	689,474
Total			21,686,904
Midstream 0.3%
AL GCX Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 05/17/2029	6.349%	1,075,576	1,073,845
CQP Holdco LP(b),(r)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	6.296%	3,282,782	3,278,679
Epic Crude Services LP(b),(r)
Term Loan
3-month Term SOFR + 2.500% 10/15/2031	6.828%	2,017,386	2,023,054
GIP Pilot Acquisition Partners LP(b),(r)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	6.286%	2,456,305	2,450,164
ITT Holdings LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 2.475% 10/11/2030	6.798%	3,410,028	3,405,765
Oryx Midstream Services Permian Basin LLC(b),(r)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	6.573%	1,980,465	1,978,980
Traverse Midstream Partners LLC(b),(r)
Term Loan
3-month Term SOFR + 2.500% 02/16/2028	6.808%	1,997,889	1,996,231
WhiteWater DBR Holdco LLC(b),(r)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.563%	1,441,791	1,445,699
Total			17,652,417
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(r)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	6.349%	149,265	148,846
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Lealand Finance Co. BV(b),(r)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	7.430%	8,649	6,170
1-month Term SOFR + 1.000% 12/30/2027	5.430%	130,890	70,026
MRC Global US, Inc.(b),(d),(r)
Term Loan
3-month Term SOFR + 3.500% 10/29/2031	7.796%	2,774,577	2,781,513
Total			2,857,709
Other Financial Institutions 0.3%
19th Holdings Golf LLC(b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.693%	1,829,518	1,817,316
Acuren Delaware Holdco, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	7.066%	2,432,481	2,432,481
Apex Group Treasury LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.755%	2,128,030	2,128,562
BCP VI Summit Holdings LP(b),(r)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	7.316%	2,230,950	2,240,007
Chrysaor Bidco SARL(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 10/30/2031	3.000%	20,988	21,086
Chrysaor Bidco SARL(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 10/30/2031	7.329%	282,381	283,691
Citco Funding LLC(b),(r)
Term Loan
6-month Term SOFR + 2.750% Floor 0.500% 04/27/2028	6.934%	810,190	812,887
FinCo I LLC(b),(r)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	6.066%	927,023	924,705
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GBT Group Services BV(b),(r)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/28/2031	6.814%	2,239,373	2,242,173
Hunter Douglas Holding BV(b),(r)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 01/19/2032	7.546%	2,395,145	2,394,139
Opal Bidco SAS(b),(r)
Tranche B2 Term Loan
6-month Term SOFR + 3.250% 04/28/2032	7.435%	2,696,618	2,710,101
Trans Union LLC(b),(r)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.066%	914,305	913,162
Total			18,920,310
Other Industry 0.3%
Artera Services LLC(b),(r)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.796%	1,038,918	875,871
Brand Industrial Services, Inc.(b),(r)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.796%	141,748	124,171
Catawba Nation Gaming Authority(b),(r)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	9.046%	2,811,756	2,865,349
Chariot Buyer LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 09/08/2032	7.343%	1,916,999	1,916,999
Grant Thornton Advisors LLC(b),(r)
Term Loan
1-month Term SOFR + 2.500% 06/02/2031	6.816%	2,534,380	2,527,258
Grant Thornton Advisors LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 3.000% 06/02/2031	7.316%	517,350	518,514
Hillman Group, Inc. (The)(b),(r)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	6.360%	1,348,286	1,348,771
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
MRP Buyer LLC(b),(r),(s),(t)
Delayed Draw Term Loan
1-month Term SOFR + 3.250% 06/04/2032	3.322%	294,404	289,496
MRP Buyer LLC(b),(r)
Term Loan
1-month Term SOFR + 3.250% 06/04/2032	7.566%	2,313,174	2,274,613
WireCo WorldGroup, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	8.082%	2,374,869	2,238,314
Total			14,979,356
Other REIT 0.0%
OEG Borrower LLC(b),(r)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.813%	414,732	416,287
Packaging 0.3%
Anchor Packaging LLC(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.610%	3,371,665	3,375,037
Charter Next Generation, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/29/2030	7.107%	3,581,120	3,595,050
Clydesdale Acquisition Holdings, Inc.(b),(r),(s),(t)
Delayed Draw Tranche B 1st Lien Term Loan
3-month Term SOFR + 1.625% 04/01/2032	1.803%	6,331	6,323
Clydesdale Acquisition Holdings, Inc.(b),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.491%	3,205,621	3,201,197
1-month Term SOFR + 3.250% 04/01/2032	7.566%	362,134	361,667
Flint Group Packaging Inks North America Holdings LLC(b),(r)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.681%	1,019,517	46,388
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/31/2026	8.831%	1,285,987	1,203,607
LC Ahab US Bidco LLC(b),(r)
Term Loan
1-month Term SOFR + 3.000% 05/01/2031	7.316%	2,489,106	2,490,674
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tosca Services LLC(b),(r)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.823%	789,408	801,249
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.923%	995,216	945,455
Total			16,026,647
Paper 0.0%
Verde Purchaser LLC(b),(r)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	8.296%	2,104,264	2,077,666
Pharmaceuticals 0.0%
Amneal Pharmaceuticals LLC(b),(r)
Term Loan
1-month Term SOFR + 3.500% 08/01/2032	7.816%	1,478,846	1,486,240
Elanco Animal Health, Inc.(b),(r)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	6.204%	672,549	671,708
Total			2,157,948
Property & Casualty 0.4%
Acrisure LLC(b),(r)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	7.316%	1,395,461	1,393,284
Alliant Holdings Intermediate LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.823%	3,528,121	3,519,512
AmWINS Group, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.250% 01/30/2032	6.566%	995,000	994,214
Asurion LLC(b),(r)
Tranche B13 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.566%	1,303,450	1,287,809
Broadstreet Partners, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 06/13/2031	7.066%	3,686,822	3,684,315
Hub International Ltd.(b),(r),(s)
Term Loan
3-month Term SOFR + 2.500% 06/20/2030	6.825%	3,566,191	3,572,147
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(r)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.816%	3,404,082	3,412,592
Truist Insurance Holdings LLC(b),(r),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.046%	3,146,041	3,146,041
USI, Inc.(b),(r)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	6.546%	1,322,214	1,320,349
USI, Inc.(b),(r),(s)
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	6.546%	1,856,800	1,853,904
Total			24,184,167
Restaurants 0.2%
Dave & Buster’s, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	7.563%	1,279,743	1,234,082
3-month Term SOFR + 3.250% 11/01/2031	7.563%	1,275,856	1,213,824
Flynn Restaurant Group LP(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	8.066%	2,081,739	2,084,674
IRB Holding Corp.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.816%	3,020,876	3,017,915
Whatabrands LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.816%	3,124,514	3,124,264
Total			10,674,759
Retailers 0.3%
Beach Acquisition Bidco LLC(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/25/2032	7.562%	2,000,000	2,011,660
Belron Finance 2019 LLC(b),(r)
Term Loan
3-month Term SOFR + 2.500% 10/16/2031	6.742%	2,502,236	2,512,870
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Outdoors Group LLC(b),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	7.566%	3,727,736	3,735,191
Harbor Freight Tools USA, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	6.566%	897,526	885,616
Mavis Tire Express Services Topco Corp.(b),(r),(s)
1st Lien Term Loan
3-month Term SOFR + 3.000% 05/04/2028	7.199%	2,779,850	2,785,660
PetSmart LLC(b),(r)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	8.360%	2,144,351	2,121,578
Restoration Hardware, Inc.(b),(r),(s)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.930%	1,892,942	1,813,969
Restoration Hardware, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.666%	974,937	942,901
Total			16,809,445
Technology 2.2%
Access CIG LLC(b),(r),(s)
Term Loan
3-month Term SOFR + 4.000% 08/16/2030	8.357%	3,332,608	3,342,506
Adeia, Inc.(b),(d),(r)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.816%	2,313,809	2,325,378
Ahead DB Holdings LLC(b),(r),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 02/01/2031	7.046%	2,984,364	2,984,991
Applied Systems, Inc.(b),(r)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.500% 02/24/2031	6.796%	1,538,385	1,535,693
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(b),(r)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.166%	824,339	823,515
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.316%	3,488,293	3,485,014
athenahealth Group, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	7.066%	3,579,294	3,575,571
Atlas CC Acquisition Corp.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.830%	1,668,163	956,808
Tranche C Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.830%	238,858	137,002
Avaya, Inc.(b),(r)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.856%	1,285,299	1,076,438
Barracuda Parent LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.808%	1,450,882	1,141,250
BCPE Pequod Buyer, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.000% 11/25/2031	7.316%	1,961,942	1,963,688
Boost Newco Borrower LLC(b),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 01/31/2031	6.296%	2,370,052	2,370,645
Boxer Parent Co., Inc.(b),(r),(s)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	7.199%	3,174,679	3,168,869
Camelot US Acquisition LLC(b),(r)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.066%	1,656,297	1,645,116
Central Parent LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.546%	2,575,944	2,149,522
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 08/13/2032	7.483%	1,937,211	1,939,962
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	7.476%	1,126,447	1,129,026
Cloudera, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.166%	2,622,381	2,555,196
Coherent Corp.(b),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/02/2029	6.316%	1,563,739	1,563,739
CoreLogic, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.930%	3,061,429	3,050,714
Cornerstone OnDemand, Inc.(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	8.180%	2,000,000	1,916,660
Cotiviti, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.104%	3,203,601	3,201,615
DS Admiral Bidco LLC(b),(r)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	8.546%	1,960,818	1,958,367
Ellucian Holdings, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/09/2029	7.066%	2,928,600	2,930,445
Flash Charm, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.796%	1,536,966	1,423,138
Fortress Intermediate 3, Inc.(b),(r),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	7.351%	3,381,219	3,385,445
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gen Digital, Inc.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/12/2029	6.066%	1,914,190	1,909,941
Genesys Cloud Services Holdings I LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.816%	3,271,648	3,271,648
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b),(r)
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 11/09/2029	6.066%	421,849	421,887
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(r)
Term Loan
3-month Term SOFR + 3.000% 07/18/2030	7.296%	1,523,716	1,524,265
Icon Parent I, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 2.750% 11/13/2031	7.090%	2,140,991	2,141,504
Idemia Group SAS(b),(r),(s)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 10/02/2028	8.546%	3,715,341	3,718,425
IGT Holding IV AB(b),(r)
Tranche B5 Term Loan
3-month Term SOFR + 3.500% 09/01/2031	7.796%	3,024,298	3,041,325
Informatica LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.250% 10/27/2028	6.566%	2,201,083	2,203,834
ION Trading Finance Ltd.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.796%	538,875	540,109
KnowBe4, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	8.068%	1,537,430	1,541,274
Leia Finco US LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.570%	1,901,637	1,905,212
Loyalty Ventures, Inc.(d),(r),(u)
Tranche B Term Loan
11/03/2027	14.000%	1,604,304	120,323
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.349%	3,480,854	3,311,162
Mitchell International, Inc.(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.566%	3,918,390	3,922,857
Mitnick Corporate Purchaser, Inc.(b),(r)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	9.158%	770,299	537,045
Neptune BidCo US, Inc.(b),(r)
Tranche A 1st Lien Term Loan
3-month Term SOFR + 4.750% 10/11/2028	9.179%	2,167,183	2,103,533
Nielsen Consumer, Inc.(b),(r)
Term Loan
1-month Term SOFR + 2.500% 10/31/2030	6.816%	3,360,220	3,339,219
Peraton Corp.(b),(r)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.166%	2,807,617	2,411,827
PointClickCare Technologies, Inc.(b),(r)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	7.082%	2,688,246	2,693,299
Project Boost Purchaser LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	7.068%	3,466,680	3,461,757
Proofpoint, Inc.(b),(r)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.316%	3,751,765	3,768,685
Rackspace Finance LLC(b),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	7.222%	831,097	418,042
Rocket Software, Inc.(b),(r),(s)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	8.066%	1,615,838	1,619,070
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(b),(d),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.930%	418,725	396,742
Tranche B2 Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/17/2027	7.930%	136,579	129,409
Sabre GLBL, Inc.(b),(r)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.416%	721,863	687,575
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	10.416%	831,884	781,971
Sabre GLBL, Inc.(b),(r),(s)
Tranche B2 Term Loan
1-month Term SOFR + 5.000% 06/30/2028	9.452%	600,000	565,500
Sanmina Corp.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.000% 08/07/2032	6.355%	1,416,542	1,413,000
Sophos Holdings SARL(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.930%	2,566,094	2,569,301
Sovos Compliance LLC(b),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 08/13/2029	7.476%	3,122,693	3,127,002
SS&C Technologies Holdings, Inc.(b),(r)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	6.316%	892,787	894,117
Storable, Inc.(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	7.566%	2,168,445	2,174,950
UKG, Inc.(b),(r)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.810%	3,003,909	3,001,416
Ultra Clean Holdings, Inc.(b),(r)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.566%	1,550,919	1,557,712
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Virtusa Corp.(b),(r),(s)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.566%	3,527,523	3,521,350
VS Buyer LLC(b),(r),(s)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	6.560%	2,394,525	2,392,538
World Wide Technology Holding Co. LLC(b),(r),(s)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	6.323%	1,500,000	1,501,875
Total			132,377,014
Transportation Services 0.2%
Apple Bidco LLC(b),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.816%	3,525,639	3,524,970
Beacon Mobility Corp.(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 08/06/2030	4.557%	342,535	343,819
Beacon Mobility Corp.(b),(r)
Term Loan
3-month Term SOFR + 3.250% 08/06/2030	7.505%	2,500,502	2,509,879
Brown Group Holding LLC(b),(r),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 07/01/2031	7.027%	3,612,108	3,611,422
First Student Bidco, Inc.(b),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	2,765,483	2,765,482
Tranche C Term Loan
3-month Term SOFR + 2.500% 08/15/2030	6.711%	527,326	527,163
Student Transportation Of America Holdings, Inc.(b),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/24/2032	3.525%	68,786	69,001
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Student Transportation Of America Holdings, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/24/2032	7.571%	963,007	966,021
Total			14,317,757
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(b),(r)
Term Loan
3-month Term SOFR + 3.500% 01/30/2031	7.818%	3,048,818	3,070,739
Total Senior Loans (Cost $638,487,522)			631,738,162

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(v)
07/31/2028	1.000%	6,250,000	5,806,641
Total U.S. Treasury Obligations (Cost $5,673,590)			5,806,641

Call Option Contracts Purchased 0.5%
Value ($)
(Cost $58,338,016)	29,330,545

Put Option Contracts Purchased 0.2%

(Cost $27,390,401)	14,634,082

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.463%(j),(w)	367,815,034	367,704,689
Total Money Market Funds (Cost $367,651,243)		367,704,689
Total Investments in Securities (Cost: $7,410,542,264)		7,384,972,630
Other Assets & Liabilities, Net		(1,471,847,594)
Net Assets		5,913,125,036
At August 31, 2025, securities and/or cash totaling $29,723,469 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
42,246,782 EUR	48,992,326 USD	Citi	09/12/2025	—	(460,828)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	14,253	03/2027	USD	3,457,243,313	7,746,882	—
Canadian Government 10-Year Bond	2,130	12/2025	CAD	256,686,300	776,615	—
Euro-Bund	665	09/2025	EUR	86,150,750	—	(1,281,834)
U.S. Treasury 10-Year Note	5,558	12/2025	USD	625,275,000	1,809,991	—
U.S. Treasury Ultra Bond	1,807	12/2025	USD	210,628,438	138,445	—
Total					10,471,933	(1,281,834)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(14,356)	03/2026	USD	(3,453,694,700)	—	(5,634,658)
U.S. Long Bond	(3,032)	12/2025	USD	(346,406,000)	—	(1,784,262)
U.S. Treasury 2-Year Note	(2,778)	12/2025	USD	(579,321,514)	—	(267,160)
U.S. Treasury 5-Year Note	(4,803)	12/2025	USD	(525,778,406)	—	(3,388,253)
U.S. Treasury Ultra 10-Year Note	(3,066)	12/2025	USD	(350,769,563)	—	(853,982)
Total					—	(11,928,315)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	242,192,000	242,192,000	3.20	10/07/2025	5,182,909	91,839
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	484,024,787	484,024,787	3.60	02/03/2026	7,659,692	6,593,579
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	387,600,000	387,600,000	3.15	09/05/2025	12,160,950	39
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	193,213,400	193,213,400	2.90	09/22/2025	3,898,080	1,604
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	331,596,000	331,596,000	3.50	06/11/2026	5,471,334	5,220,647
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	197,500,000	197,500,000	3.33	07/31/2026	2,621,813	2,466,913
30-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	125,231,200	125,231,200	3.80	10/29/2025	6,136,329	728,407
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	89,400,000	89,400,000	3.85	02/25/2026	2,011,500	1,941,831
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	241,042,866	241,042,866	3.30	12/12/2025	2,524,924	1,942,034
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	465,453,676	465,453,676	3.50	04/16/2026	8,378,166	7,984,904
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	237,669,147	237,669,147	3.10	07/09/2026	2,292,319	2,358,748
Total							58,338,016	29,330,545

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	241,500,000	241,500,000	4.20	12/26/2025	2,088,975	741,936
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	232,773,791	232,773,791	3.90	10/01/2025	3,898,961	462,242
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	186,043,263	186,043,263	3.80	10/03/2025	3,032,505	785,754
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	178,000,000	178,000,000	4.25	06/23/2026	3,159,500	1,751,306
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	175,000,000	175,000,000	3.50	02/27/2026	1,137,500	1,150,083
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	246,578,674	246,578,674	3.50	10/06/2025	2,663,050	433,880
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	178,000,000	178,000,000	3.50	02/27/2026	1,259,350	1,169,798
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	636,000,000	636,000,000	3.40	08/05/2026	10,150,560	8,139,083
Total							27,390,401	14,634,082

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(387,600,000)	(387,600,000)	2.65	09/05/2025	(5,862,450)	(39)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(465,453,676)	(465,453,676)	3.00	04/16/2026	(4,468,355)	(3,146,001)
Total							(10,330,805)	(3,146,040)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	21,582,488	—	—	21,582,488	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,545,643	(5,417)	3,053,275	—	—	(1,513,049)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	1,902,576	(4,625)	2,855,620	—	—	(957,669)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	523,141	(1,833)	619,786	—	—	(98,478)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	523,141	(1,833)	137,027	—	384,281	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,786,699	(4,646)	2,464,631	—	—	(682,578)
Total							6,281,200	(18,354)	9,130,339	—	384,281	(3,251,774)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	23.204	USD	18,000,000	(3,423,172)	7,500	—	(1,999,107)	—	(1,416,565)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.661	USD	10,000,000	(1,264,337)	4,167	—	(1,497,351)	237,181	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	23.204	USD	9,500,000	(1,806,674)	3,958	—	(1,904,358)	101,642	—
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	23.204	USD	9,500,000	(1,806,674)	3,958	—	(1,475,180)	—	(327,536)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	23.204	USD	8,000,000	(1,521,410)	3,333	—	(1,451,370)	—	(66,707)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	33.385	USD	3,702,603	(797,041)	1,543	—	(703,409)	—	(92,089)
Total								(10,619,308)	24,459	—	(9,030,775)	338,823	(1,902,897)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 44	Morgan Stanley	06/20/2030	5.000	Quarterly	3.213	USD	25,320,000	1,584,940	—	—	1,584,940	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.340%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2025, the total value of these securities amounted to $2,742,146,876, which represents 46.37% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2025.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2025, the total value of these securities amounted to $78,959,376, which represents 1.34% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2025 and is not reflective of the cash flow payments.  The security is represented in shares.

(f)	Non-income producing investment.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2025.

(i)	Perpetual security with no specified maturity date.
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	—	57,778,840	—	747,760	58,526,600	—	—	539,049	2,876,000
Columbia Short-Term Cash Fund, 4.463%
	409,341,744	1,856,915,698	(1,898,515,743)	(37,010)	367,704,689	—	6,098	13,026,016	367,815,034
Itasca Park LLC - Unfunded
	—	25,000,000	—	—	25,000,000	—	—	—	—
Total	409,341,744			710,750	451,231,289	—	6,098	13,565,065

(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)
The Fund’s committed equity ownership interest in the joint venture is 25% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Notes to Portfolio of Investments (continued)
(n)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2025, the total market value of these securities amounted to $25,000,000, which represents 0.42% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC - Unfunded	07/28/2025	—	25,000,000	25,000,000

(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2025.

(q)	Represents a security purchased on a when-issued basis.
(r)
The stated interest rate represents the weighted average interest rate at August 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	Represents a security purchased on a forward commitment basis.
(t)
At August 31, 2025, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
AmSpec Parent LLC Delayed Draw Term Loan 12/22/2031 3.727%	80,000
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 4.557%	133,588
Chrysaor Bidco SARL Delayed Draw Term Loan 10/30/2031 3.000%	20,988
Clydesdale Acquisition Holdings, Inc. Delayed Draw Tranche B 1st Lien Term Loan 04/01/2032 1.803%	6,141
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 3.000%	179,947
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 3.322%	210,289
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	241,482
Student Transportation Of America Holdings, Inc. Delayed Draw Term Loan 06/24/2032 3.525%	46,775
SWF Holdings I Corp. Delayed Draw Term Loan 12/19/2029 2.250%	98,903
USALCO LLC Delayed Draw Term Loan 09/30/2031 1.000%	85,566

(u)	Represents a security in default.
(v)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(w)	The rate shown is the seven-day current annualized yield at August 31, 2025.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	507,714,455	33,850,000	541,564,455
Commercial Mortgage-Backed Securities - Non-Agency	—	22,624,601	—	22,624,601
Common Stocks
Communication Services	25,549	225,440	—	250,989
Consumer Discretionary	209,964	3,283	—	213,247
Energy	—	—	121,567	121,567
Health Care	—	231,954	—	231,954
Industrials	—	21,121	3,015	24,136
Information Technology	—	233,368	672	234,040
Materials	—	—	1	1
Total Common Stocks	235,513	715,166	125,255	1,075,934
Convertible Bonds	—	7,106,608	—	7,106,608
Convertible Preferred Stocks
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	0 *	0 *
Corporate Bonds & Notes	—	2,268,606,963	—	2,268,606,963
Exchange-Traded Fixed Income Funds	58,526,600	—	—	58,526,600
Foreign Government Obligations	—	467,107,125	—	467,107,125
Joint Ventures	—	—	25,000,000	25,000,000
Residential Mortgage-Backed Securities - Agency	—	2,431,615,813	20,109,375	2,451,725,188
Residential Mortgage-Backed Securities - Non-Agency	—	491,661,221	—	491,661,221
Rights
Communication Services	—	759,816	—	759,816
Total Rights	—	759,816	—	759,816
Senior Loans	—	624,390,170	7,347,992	631,738,162
U.S. Treasury Obligations	—	5,806,641	—	5,806,641
Call Option Contracts Purchased	—	29,330,545	—	29,330,545
Put Option Contracts Purchased	—	14,634,082	—	14,634,082
Money Market Funds	367,704,689	—	—	367,704,689
Total Investments in Securities	426,466,802	6,872,073,206	86,432,622	7,384,972,630
Investments in Derivatives
Asset
Futures Contracts	10,471,933	—	—	10,471,933
Swap Contracts	—	23,890,532	—	23,890,532
Liability
Forward Foreign Currency Exchange Contracts	—	(460,828)	—	(460,828)
Futures Contracts	(13,210,149)	—	—	(13,210,149)
Call Option Contracts Written	—	(3,146,040)	—	(3,146,040)
Swap Contracts	—	(5,154,671)	—	(5,154,671)
Total	423,728,586	6,887,202,199	86,432,622	7,397,363,407

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Portfolio of Investments (continued)
August 31, 2025
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2025 ($)
Asset-Backed Securities - Non-Agency	-	-	-	-	33,850,000	-	-	-	33,850,000
Common Stocks	1	-	4,018	1,182	101,233	(4,018)	22,839	-	125,255
Convertible Preferred Stocks	-	-	-	-	-	-	-	-	-
Joint Ventures	-	-	-	-	25,000,000	-	-	-	25,000,000
Residential Mortgage-Backed Securities - Agency	-	(22)	-	97,522	20,011,875	-	-	-	20,109,375
Residential Mortgage-Backed Securities - Non-Agency	31,968,616	-	139,946	574,725	-	(32,683,287)	-	-	-
Senior Loans	6,184,767	84,662	(49,848)	(15,867)	5,863,208	(3,793,681)	3,261,336	(4,186,585)	7,347,992
Total	38,153,384	84,640	94,116	657,562	84,826,316	(36,480,986)	3,284,175	(4,186,585)	86,432,622
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2025 was $88,238, which is comprised of Common Stocks of $1,182, Residential Mortgage-Backed Securities - Agency of $97,522 and Senior Loans of $(10,466).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at August 31, 2025:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	33,850,000
Common Stocks
Energy	Market Approach	0
Energy	Single Market Quotes from Broker	121,567
Industrials	Single Market Quotes from Broker	3,015
Information Technology	Single Market Quotes from Broker	672
Materials	Market Approach	1
Convertible Preferred Stocks
Information Technology	Market Approach	0
Joint Ventures	Recent Transaction	25,000,000
Residential Mortgage-Backed Securities - Agency	Single Market Quotes from Broker	20,109,375
Senior Loans	Single Market Quotes from Broker	7,347,992
Total		86,432,622
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Statement of Assets and Liabilities
August 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,874,383,764)	$6,889,776,714
Affiliated issuers (cost $450,430,083)	451,231,289
Option contracts purchased (cost $85,728,417)	43,964,627
Cash	716,345
Foreign currency (cost $1,785,983)	1,875,259
Cash collateral held at broker for:
Swap contracts	3,110,000
TBA	2,077,000
Margin deposits on:
Futures contracts	18,778,729
Swap contracts	5,574,755
Unrealized appreciation on swap contracts	723,104
Upfront payments on swap contracts	9,130,339
Receivable for:
Investments sold	585,676
Investments sold on a delayed delivery basis	3,687,454
Capital shares sold	7,607,317
Dividends	871,592
Interest	53,068,323
Foreign tax reclaims	57,403
Variation margin for futures contracts	3,231,191
Variation margin for swap contracts	268,901
Expense reimbursement due from Investment Manager	706
Prepaid expenses	30,238
Deferred compensation of board members	467,663
Other assets	1,449
Total assets	7,496,836,074
Liabilities
Option contracts written, at value (premiums received $10,330,805)	3,146,040
Unrealized depreciation on forward foreign currency exchange contracts	460,828
Unrealized depreciation on swap contracts	5,154,671
Upfront receipts on swap contracts	9,030,775
Payable for:
Investments purchased	2,396,850
Investments purchased on a delayed delivery basis	1,555,955,536
Capital shares redeemed	3,249,790
Variation margin for futures contracts	2,836,268
Variation margin for swap contracts	38,068
Foreign capital gains taxes deferred	30,933
Management services fees	89,524
Distribution and/or service fees	10,760
Transfer agent fees	455,995
Compensation of board members	6,808
Other expenses	194,105
Deferred compensation of board members	654,087
Total liabilities	1,583,711,038
Net assets applicable to outstanding capital stock	$5,913,125,036
Represented by
Paid in capital	6,584,411,169
Total distributable earnings (loss)	(671,286,133)
Total - representing net assets applicable to outstanding capital stock	$5,913,125,036
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Statement of Assets and Liabilities (continued)
August 31, 2025
Class A
Net assets	$965,258,888
Shares outstanding	43,585,590
Net asset value per share	$22.15
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.25
Class C
Net assets	$141,068,252
Shares outstanding	6,374,121
Net asset value per share	$22.13
Institutional Class
Net assets	$3,509,214,221
Shares outstanding	162,085,496
Net asset value per share	$21.65
Institutional 2 Class
Net assets	$617,189,374
Shares outstanding	28,479,081
Net asset value per share	$21.67
Institutional 3 Class
Net assets	$637,114,981
Shares outstanding	29,539,913
Net asset value per share	$21.57
Class R
Net assets	$19,556,575
Shares outstanding	875,431
Net asset value per share	$22.34
Class S
Net assets	$23,722,745
Shares outstanding	1,095,672
Net asset value per share	$21.65
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Statement of Operations
Year Ended August 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$13,565,065
Interest	327,477,019
Interfund lending	1,924
Foreign taxes withheld	(1,228,703)
Total income	339,815,305
Expenses:
Management services fees	31,671,178
Distribution and/or service fees
Class A	2,415,045
Class C	1,493,705
Class R	90,372
Transfer agent fees
Class A	897,738
Advisor Class	52,451
Class C	138,842
Institutional Class	3,187,813
Institutional 2 Class	296,074
Institutional 3 Class	31,327
Class R	16,799
Class S	23,684
Custodian fees	144,437
Printing and postage fees	270,378
Registration fees	395,967
Accounting services fees	73,077
Legal fees	125,398
Interest on collateral	1,351,254
Compensation of chief compliance officer	959
Compensation of board members	70,949
Deferred compensation of board members	31,496
Other	226,986
Total expenses	43,005,929
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(337,296)
Expense reduction	(2,304)
Total net expenses	42,666,329
Net investment income	297,148,976
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Statement of Operations (continued)
Year Ended August 31, 2025
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$(25,377,824)
Investments — affiliated issuers	6,098
Foreign currency translations	(1,942,546)
Forward foreign currency exchange contracts	(1,029,891)
Futures contracts	(20,308,685)
Option contracts purchased	(12,601,909)
Option contracts written	6,365,567
Swap contracts	16,759,241
Net realized loss	(38,129,949)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	75,302,160
Investments — affiliated issuers	710,750
Foreign currency translations	80,193
Forward foreign currency exchange contracts	(392,150)
Futures contracts	(2,335,273)
Option contracts purchased	(44,456,276)
Option contracts written	6,853,123
Swap contracts	7,953,876
Foreign capital gains tax	(14,248)
Net change in unrealized appreciation (depreciation)	43,702,155
Net realized and unrealized gain	5,572,206
Net increase in net assets resulting from operations	$302,721,182
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Statement of Changes in Net Assets

	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations
Net investment income	$297,148,976	$296,683,864
Net realized loss	(38,129,949)	(69,879,224)
Net change in unrealized appreciation (depreciation)	43,702,155	316,175,829
Net increase in net assets resulting from operations	302,721,182	542,980,469
Distributions to shareholders
Net investment income and net realized gains
Class A	(48,008,332)	(51,755,560)
Advisor Class	(3,310,655)	(14,280,891)
Class C	(6,301,520)	(7,621,015)
Institutional Class	(182,586,891)	(176,220,897)
Institutional 2 Class	(29,028,407)	(26,525,566)
Institutional 3 Class	(29,354,726)	(25,106,445)
Class R	(850,490)	(803,624)
Class S	(1,364,248)	—
Total distributions to shareholders	(300,805,269)	(302,313,998)
Increase in net assets from capital stock activity	249,212,901	407,444,176
Total increase in net assets	251,128,814	648,110,647
Net assets at beginning of year	5,661,996,222	5,013,885,575
Net assets at end of year	$5,913,125,036	$5,661,996,222
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2025		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	6,570,537	144,161,676	8,273,686	177,642,044
Distributions reinvested	2,062,888	45,171,233	2,262,119	48,380,071
Shares redeemed	(9,808,111)	(214,857,501)	(9,961,107)	(213,584,359)
Net increase (decrease)	(1,174,686)	(25,524,592)	574,698	12,437,756
Advisor Class
Shares sold	896,218	19,350,278	3,412,911	71,884,943
Distributions reinvested	153,643	3,302,160	680,644	14,232,890
Shares redeemed	(12,492,183)	(266,276,687)	(4,515,306)	(94,596,291)
Net decrease	(11,442,322)	(243,624,249)	(421,751)	(8,478,458)
Class C
Shares sold	1,391,144	30,539,603	1,712,429	36,740,436
Distributions reinvested	270,501	5,920,346	330,502	7,063,376
Shares redeemed	(2,534,193)	(55,493,821)	(2,897,023)	(61,959,369)
Net decrease	(872,548)	(19,033,872)	(854,092)	(18,155,557)
Institutional Class
Shares sold	57,715,373	1,237,875,640	56,139,718	1,177,895,519
Distributions reinvested	7,459,875	159,749,737	7,338,774	153,778,058
Shares redeemed	(54,158,348)	(1,161,050,865)	(49,247,315)	(1,030,970,222)
Net increase	11,016,900	236,574,512	14,231,177	300,703,355
Institutional 2 Class
Shares sold	10,294,223	220,892,829	7,932,059	166,041,726
Distributions reinvested	1,337,170	28,667,196	1,251,408	26,252,930
Shares redeemed	(6,178,707)	(132,587,973)	(5,717,285)	(119,943,225)
Net increase	5,452,686	116,972,052	3,466,182	72,351,431
Institutional 3 Class
Shares sold	12,619,821	268,867,016	6,398,491	134,435,978
Distributions reinvested	750,986	16,026,282	609,559	12,728,087
Shares redeemed	(5,966,808)	(127,427,196)	(4,786,527)	(99,961,358)
Net increase	7,403,999	157,466,102	2,221,523	47,202,707
Class R
Shares sold	205,007	4,533,250	216,067	4,684,438
Distributions reinvested	38,449	849,085	37,158	801,559
Shares redeemed	(132,689)	(2,930,953)	(190,229)	(4,103,055)
Net increase	110,767	2,451,382	62,996	1,382,942
Class S
Shares sold	1,738,554	37,702,891	—	—
Distributions reinvested	63,822	1,364,207	—	—
Shares redeemed	(706,704)	(15,135,532)	—	—
Net increase	1,095,672	23,931,566	—	—
Total net increase	11,590,468	249,212,901	19,280,733	407,444,176
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 8/31/2025	$22.12	1.09	0.03	1.12	(1.09)	—	(1.09)
Year Ended 8/31/2024	$21.13	1.16	1.00	2.16	(1.17)	—	(1.17)
Year Ended 8/31/2023	$21.84	1.06	(0.74)	0.32	(1.03)	—	(1.03)
Year Ended 8/31/2022	$25.20	0.78	(3.15)	(2.37)	(0.71)	(0.28)	(0.99)
Year Ended 8/31/2021(e)	$24.32	0.79	0.86	1.65	(0.77)	—	(0.77)
Class C
Year Ended 8/31/2025	$22.11	0.93	0.02	0.95	(0.93)	—	(0.93)
Year Ended 8/31/2024	$21.12	1.00	1.00	2.00	(1.01)	—	(1.01)
Year Ended 8/31/2023	$21.83	0.90	(0.74)	0.16	(0.87)	—	(0.87)
Year Ended 8/31/2022	$25.19	0.60	(3.15)	(2.55)	(0.53)	(0.28)	(0.81)
Year Ended 8/31/2021(e)	$24.31	0.60	0.86	1.46	(0.58)	—	(0.58)
Institutional Class
Year Ended 8/31/2025	$21.65	1.12	0.02	1.14	(1.14)	—	(1.14)
Year Ended 8/31/2024	$20.70	1.19	0.98	2.17	(1.22)	—	(1.22)
Year Ended 8/31/2023	$21.42	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.73	0.82	(3.09)	(2.27)	(0.76)	(0.28)	(1.04)
Year Ended 8/31/2021(e)	$23.88	0.84	0.84	1.68	(0.83)	—	(0.83)
Institutional 2 Class
Year Ended 8/31/2025	$21.67	1.13	0.02	1.15	(1.15)	—	(1.15)
Year Ended 8/31/2024	$20.72	1.20	0.98	2.18	(1.23)	—	(1.23)
Year Ended 8/31/2023	$21.44	1.11	(0.74)	0.37	(1.09)	—	(1.09)
Year Ended 8/31/2022	$24.75	0.83	(3.09)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.90	0.85	0.83	1.68	(0.83)	—	(0.83)
Institutional 3 Class
Year Ended 8/31/2025	$21.57	1.14	0.02	1.16	(1.16)	—	(1.16)
Year Ended 8/31/2024	$20.63	1.21	0.97	2.18	(1.24)	—	(1.24)
Year Ended 8/31/2023	$21.35	1.11	(0.73)	0.38	(1.10)	—	(1.10)
Year Ended 8/31/2022	$24.66	0.84	(3.09)	(2.25)	(0.78)	(0.28)	(1.06)
Year Ended 8/31/2021(e)	$23.81	0.86	0.84	1.70	(0.85)	—	(0.85)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2025	$22.15	5.22%	0.94% (c)	0.94% (c),(d)	4.99%	232%	$965,259
Year Ended 8/31/2024	$22.12	10.54%	0.93% (c)	0.93% (c),(d)	5.44%	272%	$990,172
Year Ended 8/31/2023	$21.13	1.56%	0.94% (c)	0.94% (c),(d)	5.02%	295%	$933,577
Year Ended 8/31/2022	$21.84	(9.64% )	0.92% (c)	0.92% (c),(d)	3.30%	136%	$1,036,081
Year Ended 8/31/2021 (e)	$25.20	6.84%	0.92% (c)	0.92% (c),(d)	3.17%	126%	$1,191,823
Class C
Year Ended 8/31/2025	$22.13	4.41%	1.69% (c)	1.69% (c),(d)	4.24%	232%	$141,068
Year Ended 8/31/2024	$22.11	9.73%	1.68% (c)	1.68% (c),(d)	4.70%	272%	$160,228
Year Ended 8/31/2023	$21.12	0.81%	1.69% (c)	1.69% (c),(d)	4.26%	295%	$171,092
Year Ended 8/31/2022	$21.83	(10.31% )	1.67% (c)	1.67% (c),(d)	2.53%	136%	$214,760
Year Ended 8/31/2021 (e)	$25.19	6.01%	1.67% (c)	1.67% (c),(d)	2.42%	126%	$284,727
Institutional Class
Year Ended 8/31/2025	$21.65	5.46%	0.69% (c)	0.69% (c),(d)	5.25%	232%	$3,509,214
Year Ended 8/31/2024	$21.65	10.84%	0.68% (c)	0.68% (c),(d)	5.69%	272%	$3,270,687
Year Ended 8/31/2023	$20.70	1.80%	0.69% (c)	0.69% (c),(d)	5.27%	295%	$2,832,856
Year Ended 8/31/2022	$21.42	(9.39% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$3,231,980
Year Ended 8/31/2021 (e)	$24.73	7.11%	0.67% (c)	0.67% (c),(d)	3.41%	126%	$3,902,593
Institutional 2 Class
Year Ended 8/31/2025	$21.67	5.49%	0.66% (c)	0.65% (c)	5.29%	232%	$617,189
Year Ended 8/31/2024	$21.67	10.88%	0.64% (c)	0.64% (c)	5.73%	272%	$498,975
Year Ended 8/31/2023	$20.72	1.84%	0.64% (c)	0.64% (c)	5.32%	295%	$405,286
Year Ended 8/31/2022	$21.44	(9.35% )	0.63% (c)	0.63% (c)	3.60%	136%	$413,637
Year Ended 8/31/2021 (e)	$24.75	7.23%	0.63% (c)	0.63% (c)	3.44%	126%	$475,594
Institutional 3 Class
Year Ended 8/31/2025	$21.57	5.57%	0.61% (c)	0.60% (c)	5.34%	232%	$637,115
Year Ended 8/31/2024	$21.57	10.93%	0.60% (c)	0.60% (c)	5.78%	272%	$477,516
Year Ended 8/31/2023	$20.63	1.89%	0.60% (c)	0.60% (c)	5.36%	295%	$410,866
Year Ended 8/31/2022	$21.35	(9.34% )	0.59% (c)	0.59% (c)	3.67%	136%	$477,713
Year Ended 8/31/2021 (e)	$24.66	7.26%	0.59% (c)	0.59% (c)	3.50%	126%	$416,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 8/31/2025	$22.31	1.05	0.01	1.06	(1.03)	—	(1.03)
Year Ended 8/31/2024	$21.30	1.12	1.00	2.12	(1.11)	—	(1.11)
Year Ended 8/31/2023	$22.01	1.02	(0.76)	0.26	(0.97)	—	(0.97)
Year Ended 8/31/2022	$25.38	0.72	(3.16)	(2.44)	(0.65)	(0.28)	(0.93)
Year Ended 8/31/2021(e)	$24.49	0.73	0.86	1.59	(0.70)	—	(0.70)
Class S
Year Ended 8/31/2025(f)	$21.84	1.02	(0.17)(g)	0.85	(1.04)	—	(1.04)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Class A	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Class C	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Institutional Class	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Institutional 2 Class	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Institutional 3 Class	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Class R	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Class S	0.02%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 8/31/2025	$22.34	4.92%	1.19% (c)	1.19% (c),(d)	4.75%	232%	$19,557
Year Ended 8/31/2024	$22.31	10.28%	1.18% (c)	1.18% (c),(d)	5.19%	272%	$17,057
Year Ended 8/31/2023	$21.30	1.30%	1.19% (c)	1.19% (c),(d)	4.80%	295%	$14,943
Year Ended 8/31/2022	$22.01	(9.83% )	1.17% (c)	1.17% (c),(d)	3.02%	136%	$12,686
Year Ended 8/31/2021 (e)	$25.38	6.62%	1.17% (c)	1.17% (c),(d)	2.89%	126%	$16,920
Class S
Year Ended 8/31/2025 (f)	$21.65	4.08%	0.70% (c)	0.69% (c)	5.30%	232%	$23,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements
August 31, 2025
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
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Notes to Financial Statements (continued)
August 31, 2025
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

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Notes to Financial Statements (continued)
August 31, 2025
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the

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Notes to Financial Statements (continued)
August 31, 2025
exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	2,308,044 *
Credit risk	Upfront payments on swap contracts	9,130,339
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,471,933 *
Interest rate risk	Investments, at value — Option contracts purchased	43,964,627
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	21,582,488 *
Total		87,457,431

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,154,671 *
Credit risk	Upfront receipts on swap contracts	9,030,775
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	460,828
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	13,210,149 *
Interest rate risk	Option contracts written, at value	3,146,040
Total		31,002,463

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(2,520,958)	(2,520,958)
Foreign exchange risk	(1,029,891)	—	—	—	—	(1,029,891)
Interest rate risk	—	(20,308,685)	(12,601,909)	6,365,567	19,280,199	(7,264,828)
Total	(1,029,891)	(20,308,685)	(12,601,909)	6,365,567	16,759,241	(10,815,677)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	1,724,843	1,724,843
Foreign exchange risk	(392,150)	—	—	—	—	(392,150)
Interest rate risk	—	(2,335,273)	(44,456,276)	6,853,123	6,229,033	(33,709,393)
Total	(392,150)	(2,335,273)	(44,456,276)	6,853,123	7,953,876	(32,376,700)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,545,071,014
Futures contracts — short	2,959,926,778
Credit default swap contracts — buy protection	68,682,712
Credit default swap contracts — sell protection	108,662,986

Derivative instrument	Average value ($)
Option contracts purchased	27,008,563
Option contracts written	(2,671,677)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	196,833	(385,079)
Interest rate swap contracts	24,473,816	(500,441)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for

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Notes to Financial Statements (continued)
August 31, 2025
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
August 31, 2025
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $25,000,000 to Itasca Park LLC of which $0 has been funded and $25,000,000 remains unfunded for the year ended August 31, 2025
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of August 31, 2025:
	Citi(a)	Citi(a)	Goldman Sachs International	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Centrally cleared interest rate swap contracts (b)	$-	-	-	-	-	268,901	268,901
Call option contracts purchased	728,407		6,685,418	-	21,916,720	-	29,330,545
Put option contracts purchased	741,936		1,150,083	-	12,742,063	-	14,634,082
OTC credit default swap contracts (c)		5,908,895	856,967	622,950	2,464,631	-	9,853,443
Total assets	1,470,343	5,908,895	8,692,468	622,950	37,123,414	268,901	54,086,971
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	38,068	38,068
Forward foreign currency exchange contracts	460,828		-	-	-	-	460,828
Call option contracts written	-	-	-	-	3,146,040	-	3,146,040
OTC credit default swap contracts (c)		5,886,390	1,595,829	3,707,074	2,996,153	-	14,185,446
Total liabilities	460,828	5,886,390	1,595,829	3,707,074	6,142,193	38,068	17,830,382
Total financial and derivative net assets	1,009,515	22,505	7,096,639	(3,084,124)	30,981,221	230,833	36,256,589
Total collateral received (pledged) (d)	1,009,515	-	6,280,000	(3,084,124)	30,264,000	-	34,469,391
Net amount (e)	$-	22,505	816,639	-	717,221	230,833	1,787,198

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2025 was 0.553% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.02 (a)
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.09
Class S	0.09 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $2,304.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	824,141
Class C	—	1.00 (b)	16,252

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2025 through December 31, 2025 (%)	Prior to January 1, 2025 (%)
Class A	0.93	0.93
Class C	1.68	1.68
Institutional Class	0.68	0.68
Institutional 2 Class	0.65	0.64
Institutional 3 Class	0.60	0.59
Class R	1.18	1.18
Class S	0.68	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Prior to January 1, 2025, expenses associated with interest were included with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions, investments in partnerships and/or grantor trusts and foreign capital gains tax. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,156,578	(1,156,578)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2025			Year Ended August 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
300,805,269	—	300,805,269	302,313,998	—	302,313,998
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
4,469,272	—	(632,824,003)	(42,355,359)
At August 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
7,441,320,206	147,999,590	(190,354,949)	(42,355,359)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(99,605,047)	(533,218,956)	(632,824,003)	—

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $15,890,443,122 and $14,636,235,661, respectively, for the year ended August 31, 2025, of which $12,694,736,073 and $11,906,625,259, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,084,615	4.97	13
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to
Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended August 31, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At August 31, 2025, affiliated shareholders of record owned 21.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.

Columbia Strategic Income Fund  | 2025

Notes to Financial Statements (continued)
August 31, 2025
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Strategic Income Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Strategic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 24, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Strategic Income Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Strategic Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses

Columbia Strategic Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Strategic Income Fund  | 2025

Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN232_08_R01_(10/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 24, 2025